Report of Independent Registered Public Accounting Firm

To the Board of Directors of ReliaStar Life Insurance Company and Contract Owners of ReliaStar Life Insurance Company of New York Separate Account NY-B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise ReliaStar Life Insurance Company of New York Separate Account NY-B (the Separate Account), as of December 31, 2021, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Accounts Auditor since 2001.
March 31, 2022

A member firm of Ernst & Young Global Limited

Appendix

Subaccounts comprising ReliaStar Life Insurance Company of New York Separate Account NY-B

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
BlackRock Global Allocation V.I. Fund - Class III	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares
Franklin Small Cap Value VIP Fund - Class 2
Invesco V.I. Main Street Small Cap Fund - Series II
PIMCO VIT Real Return Portfolio - Administrative Class
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
Franklin Multi-Asset Variable Conservative Growth Fund - Class I
Franklin Multi-Asset Variable Growth Fund - Class I
Franklin Multi-Asset Variable Moderate Growth Fund - Class I
Voya Balanced Income Portfolio - Service Class
Voya Balanced Portfolio - Class S
Voya Global Bond Portfolio - Service Class
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Global Perspectives® Portfolio - Class A
Voya Government Liquid Assets Portfolio - Service Class
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya High Yield Portfolio - Service Class
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class S
Voya Intermediate Bond Portfolio - Class S
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya International Index Portfolio - Class A
Voya International Index Portfolio - Class S
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya MidCap Opportunities Portfolio - Class S
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya Russell™ Large Cap Growth Index Portfolio - Class S

A member firm of Ernst & Young Global Limited

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Russell™ Large Cap Index Portfolio - Class S	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Russell™ Small Cap Index Portfolio - Class S
Voya Small Company Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class S
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
Voya Strategic Allocation Conservative Portfolio - Class S
Voya Strategic Allocation Moderate Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class S
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service 2 Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Global Portfolio - Initial Class
VY® Invesco Global Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Western Asset Core Plus VIT Portfolio - Class I
Voya U.S. Stock Index Portfolio - Service Class

A member firm of Ernst & Young Global Limited

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Invesco V.I. Main Street Small Cap Fund - Series II	BlackRock Global Allocation V.I. Fund - Class III	Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	Franklin Small Cap Value VIP Fund - Class 2	Franklin Multi-Asset Variable Conservative Growth Fund - Class I
Assets
Investments in mutual funds
at fair value	$145	$8,742	$249	$437	$427
Total assets	145	8,742	249	437	427
Net assets	$145	$8,742	$249	$437	$427

Total number of mutual fund shares	4,702	607,903	12,076	24,898	26,278

Cost of mutual fund shares	$96	$8,655	$195	$389	$368

	Franklin Multi-Asset Variable Growth Fund - Class I	Franklin Multi-Asset Variable Moderate Growth Fund - Class I	Western Asset Core Plus VIT Portfolio - Class I	PIMCO VIT Real Return Portfolio - Administrative Class	ProFund VP Bull
Assets
Investments in mutual funds
at fair value	$186	$228	$158	$133	$13
Total assets	186	228	158	133	13
Net assets	$186	$228	$158	$133	$13

Total number of mutual fund shares	11,715	14,854	26,496	9,530	182

Cost of mutual fund shares	$159	$184	$153	$119	$6

The accompanying notes are an integral part of these financial statements.
4

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$17	$20	$117	$41,078	$6,339
Total assets	17	20	117	41,078	6,339
Net assets	$17	$20	$117	$41,078	$6,339

Total number of mutual fund shares	668	706	6,380	3,224,329	580,538

Cost of mutual fund shares	$14	$28	$79	$41,333	$6,140

	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$586	$9,542	$3,495	$42,775	$38,048
Total assets	586	9,542	3,495	42,775	38,048
Net assets	$586	$9,542	$3,495	$42,775	$38,048

Total number of mutual fund shares	48,485	9,541,874	351,650	2,201,505	1,772,158

Cost of mutual fund shares	$544	$9,542	$3,460	$39,298	$32,892

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$17,025	$95	$6,110	$54,532	$35,793
Total assets	17,025	95	6,110	54,532	35,793
Net assets	$17,025	$95	$6,110	$54,532	$35,793

Total number of mutual fund shares	1,235,474	9,382	619,046	3,628,227	2,610,732

Cost of mutual fund shares	$14,038	$96	$5,685	$45,820	$31,817

	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$20,922	$5,844	$5,033	$1,745	$1,939
Total assets	20,922	5,844	5,033	1,745	1,939
Net assets	$20,922	$5,844	$5,033	$1,745	$1,939

Total number of mutual fund shares	1,656,567	270,573	463,831	127,183	42,061

Cost of mutual fund shares	$19,155	$4,623	$4,786	$1,391	$1,332

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,950	$8,019	$4,652	$32,371	$3,001
Total assets	1,950	8,019	4,652	32,371	3,001
Net assets	$1,950	$8,019	$4,652	$32,371	$3,001

Total number of mutual fund shares	72,544	350,793	232,361	982,120	172,450

Cost of mutual fund shares	$1,706	$7,097	$3,902	$27,132	$2,488

	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$30	$4,685	$677	$219	$20
Total assets	30	4,685	677	219	20
Net assets	$30	$4,685	$677	$219	$20

Total number of mutual fund shares	2,929	452,211	53,423	16,446	1,462

Cost of mutual fund shares	$32	$4,896	$603	$188	$17
The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$75	$9,386	$154	$2,380	$6,545
Total assets	75	9,386	154	2,380	6,545
Net assets	$75	$9,386	$154	$2,380	$6,545

Total number of mutual fund shares	5,796	620,368	10,214	110,138	125,169

Cost of mutual fund shares	$66	$7,357	$120	$1,569	$5,535

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$5,148	$65	$5,212	$2,072	$1,924
Total assets	5,148	65	5,212	2,072	1,924
Net assets	$5,148	$65	$5,212	$2,072	$1,924

Total number of mutual fund shares	100,051	2,461	209,888	105,090	138,598

Cost of mutual fund shares	$4,297	$41	$4,029	$1,871	$1,556
The accompanying notes are an integral part of these financial statements.
8

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$973	$127	$23,880	$1,211	$7,383
Total assets	973	127	23,880	1,211	7,383
Net assets	$973	$127	$23,880	$1,211	$7,383

Total number of mutual fund shares	68,970	7,807	1,061,348	51,964	327,548

Cost of mutual fund shares	$848	$98	$27,618	$1,329	$8,431

	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$8,962	$2,908	$2,853	$2,390	$11,348
Total assets	8,962	2,908	2,853	2,390	11,348
Net assets	$8,962	$2,908	$2,853	$2,390	$11,348

Total number of mutual fund shares	725,098	83,769	110,975	88,799	962,489

Cost of mutual fund shares	$7,069	$1,902	$2,143	$1,892	$9,316

The accompanying notes are an integral part of these financial statements.
9

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$632	$17,234	$13,202	$309	$15,237
Total assets	632	17,234	13,202	309	15,237
Net assets	$632	$17,234	$13,202	$309	$15,237

Total number of mutual fund shares	52,901	238,861	386,030	10,910	543,399

Cost of mutual fund shares	$498	$10,659	$7,408	$217	$12,626

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$12,748	$4,038	$7,844	$2,030	$4,001
Total assets	12,748	4,038	7,844	2,030	4,001
Net assets	$12,748	$4,038	$7,844	$2,030	$4,001

Total number of mutual fund shares	264,046	283,956	448,987	98,978	373,211

Cost of mutual fund shares	$9,367	$3,544	$6,058	$1,684	$4,079

The accompanying notes are an integral part of these financial statements.
10

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2021
(In thousands, except number of shares)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$12,084	$370
Total assets	12,084	370
Net assets	$12,084	$370

Total number of mutual fund shares	733,693	15,158

Cost of mutual fund shares	$9,693	$354
The accompanying notes are an integral part of these financial statements.
11

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Invesco V.I. Main Street Small Cap Fund - Series II	BlackRock Global Allocation V.I. Fund - Class III	Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	Franklin Small Cap Value VIP Fund - Class 2	Franklin Multi-Asset Variable Conservative Growth Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$76	$1	$5	$14
Expenses:
Mortality and expense risk charges	1	139	4	5	6
Net investment income (loss)	(1)	(63)	(3)	—	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	116	13	(14)	13
Capital gains distributions	9	1,454	—	13	21
Total realized gain (loss) on investments
and capital gains distributions	17	1,570	13	(1)	34
Net unrealized appreciation
(depreciation) of investments	11	(1,073)	62	101	(2)
Net realized and unrealized gain (loss)
on investments	28	497	75	100	32
Net increase (decrease) in net assets
resulting from operations	$27	$434	$72	$100	$40

	Franklin Multi-Asset Variable Growth Fund - Class I	Franklin Multi-Asset Variable Moderate Growth Fund - Class I	Western Asset Core Plus VIT Portfolio - Class I	PIMCO VIT Real Return Portfolio - Administrative Class	ProFund VP Bull
Net investment income (loss)
Investment income:
Dividends	$7	$9	$4	$7	$—
Expenses:
Mortality and expense risk charges	2	3	2	2	—
Net investment income (loss)	5	6	2	5	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	8	7	2	1
Capital gains distributions	13	14	—	—	1
Total realized gain (loss) on investments
and capital gains distributions	15	22	7	2	2
Net unrealized appreciation
(depreciation) of investments	11	4	(14)	(1)	2
Net realized and unrealized gain (loss)
on investments	26	26	(7)	1	4
Net increase (decrease) in net assets
resulting from operations	$31	$32	$(5)	$6	$4

The accompanying notes are an integral part of these financial statements.
12

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$2	$1,153	$144
Expenses:
Mortality and expense risk charges	—	—	1	595	97
Net investment income (loss)	—	—	1	558	47

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(2)	3	74	(50)
Capital gains distributions	—	—	2	1	—
Total realized gain (loss) on investments
and capital gains distributions	—	(2)	5	75	(50)
Net unrealized appreciation
(depreciation) of investments	3	2	10	(1,677)	451
Net realized and unrealized gain (loss)
on investments	3	—	15	(1,602)	401
Net increase (decrease) in net assets
resulting from operations	$3	$—	$16	$(1,044)	$448

	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$19	$—	$180	$—	$—
Expenses:
Mortality and expense risk charges	8	168	51	631	533
Net investment income (loss)	11	(168)	129	(631)	(533)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	—	45	1,616	1,087
Capital gains distributions	15	3	—	8,783	7,447
Total realized gain (loss) on investments
and capital gains distributions	31	3	45	10,399	8,534
Net unrealized appreciation
(depreciation) of investments	(16)	—	(51)	(2,980)	(1,657)
Net realized and unrealized gain (loss)
on investments	15	3	(6)	7,419	6,877
Net increase (decrease) in net assets
resulting from operations	$26	$(165)	$123	$6,788	$6,344

The accompanying notes are an integral part of these financial statements.
13

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$371	$2	$115	$937	$644
Expenses:
Mortality and expense risk charges	253	2	84	833	544
Net investment income (loss)	118	—	31	104	100

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	364	—	100	3,538	936
Capital gains distributions	197	—	115	2,289	1,551
Total realized gain (loss) on investments
and capital gains distributions	561	—	215	5,827	2,487
Net unrealized appreciation
(depreciation) of investments	3,033	(1)	(76)	1,269	1,663
Net realized and unrealized gain (loss)
on investments	3,594	(1)	139	7,096	4,150
Net increase (decrease) in net assets
resulting from operations	$3,712	$(1)	$170	$7,200	$4,250

	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$395	$48	$118	$48	$32
Expenses:
Mortality and expense risk charges	326	93	67	25	26
Net investment income (loss)	69	(45)	51	23	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	67	335	209	82	192
Capital gains distributions	848	550	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	915	885	209	82	192
Net unrealized appreciation
(depreciation) of investments	693	560	(97)	393	531
Net realized and unrealized gain (loss)
on investments	1,608	1,445	112	475	723
Net increase (decrease) in net assets
resulting from operations	$1,677	$1,400	$163	$498	$729

The accompanying notes are an integral part of these financial statements.
14

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$26	$—	$29	$247	$20
Expenses:
Mortality and expense risk charges	28	127	71	465	50
Net investment income (loss)	(2)	(127)	(42)	(218)	(30)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(31)	874	174	897	191
Capital gains distributions	—	649	365	3,709	80
Total realized gain (loss) on investments
and capital gains distributions	(31)	1,523	539	4,606	271
Net unrealized appreciation
(depreciation) of investments	466	(2,333)	339	614	(224)
Net realized and unrealized gain (loss)
on investments	435	(810)	878	5,220	47
Net increase (decrease) in net assets
resulting from operations	$433	$(937)	$836	$5,002	$17

	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1	$105	$19	$6	$—
Expenses:
Mortality and expense risk charges	—	75	8	3	—
Net investment income (loss)	1	30	11	3	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	28	3	2	2
Capital gains distributions	1	—	30	10	1
Total realized gain (loss) on investments
and capital gains distributions	2	28	33	12	3
Net unrealized appreciation
(depreciation) of investments	(4)	447	16	14	1
Net realized and unrealized gain (loss)
on investments	(2)	475	49	26	4
Net increase (decrease) in net assets
resulting from operations	$(1)	$505	$60	$29	$4

The accompanying notes are an integral part of these financial statements.
15

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$3	$147	$1	$6	$75
Expenses:
Mortality and expense risk charges	1	140	2	37	95
Net investment income (loss)	2	7	(1)	(31)	(20)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	170	6	318	30
Capital gains distributions	3	—	—	9	75
Total realized gain (loss) on investments
and capital gains distributions	6	170	6	327	105
Net unrealized appreciation
(depreciation) of investments	(4)	1,142	31	369	919
Net realized and unrealized gain (loss)
on investments	2	1,312	37	696	1,024
Net increase (decrease) in net assets
resulting from operations	$4	$1,319	$36	$665	$1,004

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$54	$—	$—	$13	$—
Expenses:
Mortality and expense risk charges	76	1	80	32	20
Net investment income (loss)	(22)	(1)	(80)	(19)	(20)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	69	2	391	(43)	111
Capital gains distributions	61	3	252	78	300
Total realized gain (loss) on investments
and capital gains distributions	130	5	643	35	411
Net unrealized appreciation
(depreciation) of investments	685	4	131	513	(162)
Net realized and unrealized gain (loss)
on investments	815	9	774	548	249
Net increase (decrease) in net assets
resulting from operations	$793	$8	$694	$529	$229
The accompanying notes are an integral part of these financial statements.
16

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$24	$3	$134	$12	$58
Expenses:
Mortality and expense risk charges	10	1	372	15	107
Net investment income (loss)	14	2	(238)	(3)	(49)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20	3	302	17	151
Capital gains distributions	2	4	9,861	479	3,049
Total realized gain (loss) on investments
and capital gains distributions	22	7	10,163	496	3,200
Net unrealized appreciation
(depreciation) of investments	39	6	(4,160)	(225)	(1,354)
Net realized and unrealized gain (loss)
on investments	61	13	6,003	271	1,846
Net increase (decrease) in net assets
resulting from operations	$75	$15	$5,765	$268	$1,797

	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$207	$22	$19	$12	$204
Expenses:
Mortality and expense risk charges	137	40	41	36	176
Net investment income (loss)	70	(18)	(22)	(24)	28

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	266	168	29	192	414
Capital gains distributions	—	172	10	—	—
Total realized gain (loss) on investments
and capital gains distributions	266	340	39	192	414
Net unrealized appreciation
(depreciation) of investments	1,211	320	610	377	601
Net realized and unrealized gain (loss)
on investments	1,477	660	649	569	1,015
Net increase (decrease) in net assets
resulting from operations	$1,547	$642	$627	$545	$1,043

The accompanying notes are an integral part of these financial statements.
17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$12	$54	$116	$6	$291
Expenses:
Mortality and expense risk charges	9	248	194	4	209
Net investment income (loss)	3	(194)	(78)	2	82

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	21	2,020	1,389	6	681
Capital gains distributions	—	77	518	—	—
Total realized gain (loss) on investments
and capital gains distributions	21	2,097	1,907	6	681
Net unrealized appreciation
(depreciation) of investments	31	2,356	1,069	48	2,099
Net realized and unrealized gain (loss)
on investments	52	4,453	2,976	54	2,780
Net increase (decrease) in net assets
resulting from operations	$55	$4,259	$2,898	$56	$2,862

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$3	$35	$40	$—	$86
Expenses:
Mortality and expense risk charges	206	68	130	31	64
Net investment income (loss)	(203)	(33)	(90)	(31)	22

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,192	(61)	426	19	47
Capital gains distributions	495	424	—	9	50
Total realized gain (loss) on investments
and capital gains distributions	1,687	363	426	28	97
Net unrealized appreciation
(depreciation) of investments	(32)	474	720	360	(293)
Net realized and unrealized gain (loss)
on investments	1,655	837	1,146	388	(196)
Net increase (decrease) in net assets
resulting from operations	$1,452	$804	$1,056	$357	$(174)

The accompanying notes are an integral part of these financial statements.
18

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Year Ended December 31, 2021
(In thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$—	$—
Expenses:
Mortality and expense risk charges	180	4
Net investment income (loss)	(180)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	518	14
Capital gains distributions	1,738	41
Total realized gain (loss) on investments
and capital gains distributions	2,256	55
Net unrealized appreciation
(depreciation) of investments	(874)	(35)
Net realized and unrealized gain (loss)
on investments	1,382	20
Net increase (decrease) in net assets
resulting from operations	$1,202	$16

The accompanying notes are an integral part of these financial statements.
19

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Invesco V.I. Main Street Small Cap Fund - Series II	BlackRock Global Allocation V.I. Fund - Class III	Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	Franklin Small Cap Value VIP Fund - Class 2	Franklin Multi-Asset Variable Conservative Growth Fund - Class I
Net assets at January 1, 2020	$120	$8,875	$361	$461	$408

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(21)	(3)	2	3
Total realized gain (loss) on investments
and capital gains distributions	5	448	(9)	1	16
Net unrealized appreciation
(depreciation) of investments	16	1,079	20	11	17
Net increase (decrease) in net assets
resulting from operations	20	1,506	8	14	36
Changes from principal transactions:
Premiums	—	—	—	—	—
Death benefits	—	(120)	(1)	(2)	—
Surrenders & withdrawals	(6)	(682)	(75)	(18)	(24)
Contract charges	(1)	(70)	(3)	(2)	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	(2)	(247)	(1)	—	(1)
Increase (decrease) in net assets
derived from principal transactions	(9)	(1,119)	(80)	(22)	(25)
Total increase (decrease) in net assets	11	387	(72)	(8)	11
Net assets at December 31, 2020	131	9,262	289	453	419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(63)	(3)	—	8
Total realized gain (loss) on investments
and capital gains distributions	17	1,570	13	(1)	34
Net unrealized appreciation
(depreciation) of investments	11	(1,073)	62	101	(2)
Net increase (decrease) in net assets
resulting from operations	27	434	72	100	40
Changes from principal transactions:
Premiums	—	29	—	—	—
Death benefits	—	(43)	(5)	(2)	(8)
Surrenders & withdrawals	(7)	(852)	(99)	(93)	(25)
Contract charges	(1)	(68)	(2)	(2)	—
Cost of insurance & administrative charges	—	(1)	—	—	—
Transfers between Divisions (including
fixed account), net	(5)	(19)	(6)	(19)	1
Increase (decrease) in net assets
derived from principal transactions	(13)	(954)	(112)	(116)	(32)
Total increase (decrease) in net assets	14	(520)	(40)	(16)	8
Net assets at December 31, 2021	$145	$8,742	$249	$437	$427
The accompanying notes are an integral part of these financial statements.
20

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Franklin Multi-Asset Variable Growth Fund - Class I	Franklin Multi-Asset Variable Moderate Growth Fund - Class I	Western Asset Core Plus VIT Portfolio - Class I	PIMCO VIT Real Return Portfolio - Administrative Class	ProFund VP Bull
Net assets at January 1, 2020	$152	$212	$169	$130	$10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	2	1	—
Total realized gain (loss) on investments
and capital gains distributions	6	12	3	—	—
Net unrealized appreciation
(depreciation) of investments	9	6	9	13	1
Net increase (decrease) in net assets
resulting from operations	15	18	14	14	1
Changes from principal transactions:
Premiums	—	—	—	5	—
Death benefits	—	—	—	(5)	—
Surrenders & withdrawals	(3)	(22)	(5)	(3)	—
Contract charges	—	—	—	(1)	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	(2)	—	(1)	(1)	—
Increase (decrease) in net assets
derived from principal transactions	(5)	(22)	(6)	(5)	—
Total increase (decrease) in net assets	10	(4)	8	9	1
Net assets at December 31, 2020	162	208	177	139	11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	6	2	5	—
Total realized gain (loss) on investments
and capital gains distributions	15	22	7	2	2
Net unrealized appreciation
(depreciation) of investments	11	4	(14)	(1)	2
Net increase (decrease) in net assets
resulting from operations	31	32	(5)	6	4
Changes from principal transactions:
Premiums	—	—	—	—	—
Death benefits	(7)	(5)	—	—	—
Surrenders & withdrawals	—	(6)	(14)	(8)	—
Contract charges	—	—	—	(1)	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	—	(1)	—	(3)	(2)
Increase (decrease) in net assets
derived from principal transactions	(7)	(12)	(14)	(12)	(2)
Total increase (decrease) in net assets	24	20	(19)	(6)	2
Net assets at December 31, 2021	$186	$228	$158	$133	$13

The accompanying notes are an integral part of these financial statements.
21

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Service Class
Net assets at January 1, 2020	$15	$18	$101	$43,994	$7,790

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	769	138
Total realized gain (loss) on investments
and capital gains distributions	—	(1)	5	1,156	114
Net unrealized appreciation
(depreciation) of investments	(2)	(4)	4	535	(237)
Net increase (decrease) in net assets
resulting from operations	(2)	(5)	10	2,460	15
Changes from principal transactions:
Premiums	—	—	—	213	4
Death benefits	—	—	—	(1,160)	(73)
Surrenders & withdrawals	—	—	(2)	(3,487)	(1,420)
Contract charges	—	—	—	(312)	(62)
Cost of insurance & administrative charges	—	—	—	(1)	—
Transfers between Divisions (including
fixed account), net	2	5	(2)	1,371	55
Increase (decrease) in net assets
derived from principal transactions	2	5	(4)	(3,376)	(1,496)
Total increase (decrease) in net assets	—	—	6	(916)	(1,481)
Net assets at December 31, 2020	15	18	107	43,078	6,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	1	558	47
Total realized gain (loss) on investments
and capital gains distributions	—	(2)	5	75	(50)
Net unrealized appreciation
(depreciation) of investments	3	2	10	(1,677)	451
Net increase (decrease) in net assets
resulting from operations	3	—	16	(1,044)	448
Changes from principal transactions:
Premiums	—	—	—	20	75
Death benefits	—	—	—	(281)	(72)
Surrenders & withdrawals	—	(1)	(2)	(4,069)	(887)
Contract charges	—	—	—	(261)	(50)
Cost of insurance & administrative charges	—	—	—	(1)	(1)
Transfers between Divisions (including
fixed account), net	(1)	3	(4)	3,636	517
Increase (decrease) in net assets
derived from principal transactions	(1)	2	(6)	(956)	(418)
Total increase (decrease) in net assets	2	2	10	(2,000)	30
Net assets at December 31, 2021	$17	$20	$117	$41,078	$6,339
The accompanying notes are an integral part of these financial statements.
22

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Global Perspectives® Portfolio - Class A	Voya Government Liquid Assets Portfolio - Service Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2020	$773	$9,204	$4,333	$43,423	$35,378

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(157)	132	(592)	(403)
Total realized gain (loss) on investments
and capital gains distributions	43	4	(109)	5,511	4,468
Net unrealized appreciation
(depreciation) of investments	21	—	58	4,831	5,009
Net increase (decrease) in net assets
resulting from operations	73	(153)	81	9,750	9,074
Changes from principal transactions:
Premiums	2	2,109	—	54	6
Death benefits	(141)	(197)	(42)	(356)	(808)
Surrenders & withdrawals	(110)	(3,055)	(601)	(4,348)	(3,279)
Contract charges	(5)	(68)	(29)	(299)	(236)
Cost of insurance & administrative charges	—	(1)	—	(1)	(2)
Transfers between Divisions (including
fixed account), net	36	3,942	(324)	(4,674)	(1,262)
Increase (decrease) in net assets
derived from principal transactions	(218)	2,730	(996)	(9,624)	(5,581)
Total increase (decrease) in net assets	(145)	2,577	(915)	126	3,493
Net assets at December 31, 2020	628	11,781	3,418	43,549	38,871

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	(168)	129	(631)	(533)
Total realized gain (loss) on investments
and capital gains distributions	31	3	45	10,399	8,534
Net unrealized appreciation
(depreciation) of investments	(16)	—	(51)	(2,980)	(1,657)
Net increase (decrease) in net assets
resulting from operations	26	(165)	123	6,788	6,344
Changes from principal transactions:
Premiums	—	55	5	477	3
Death benefits	(42)	(38)	(15)	(339)	(342)
Surrenders & withdrawals	(19)	(7,790)	(513)	(5,559)	(5,571)
Contract charges	(4)	(66)	(26)	(275)	(228)
Cost of insurance & administrative charges	—	(2)	—	(2)	(3)
Transfers between Divisions (including
fixed account), net	(3)	5,767	503	(1,864)	(1,026)
Increase (decrease) in net assets
derived from principal transactions	(68)	(2,074)	(46)	(7,562)	(7,167)
Total increase (decrease) in net assets	(42)	(2,239)	77	(774)	(823)
Net assets at December 31, 2021	$586	$9,542	$3,495	$42,775	$38,048

The accompanying notes are an integral part of these financial statements.
23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Net assets at January 1, 2020	$16,815	$124	$5,262	$62,839	$42,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87	—	21	430	287
Total realized gain (loss) on investments
and capital gains distributions	975	—	226	5,574	3,465
Net unrealized appreciation
(depreciation) of investments	(445)	2	226	(519)	240
Net increase (decrease) in net assets
resulting from operations	617	2	473	5,485	3,992
Changes from principal transactions:
Premiums	8	—	177	362	92
Death benefits	(253)	(6)	(376)	(823)	(678)
Surrenders & withdrawals	(1,026)	(2)	(404)	(7,532)	(7,143)
Contract charges	(109)	—	(50)	(554)	(356)
Cost of insurance & administrative charges	—	—	—	(4)	(2)
Transfers between Divisions (including
fixed account), net	47	(1)	836	(3,733)	(870)
Increase (decrease) in net assets
derived from principal transactions	(1,333)	(9)	183	(12,284)	(8,957)
Total increase (decrease) in net assets	(716)	(7)	656	(6,799)	(4,965)
Net assets at December 31, 2020	16,099	117	5,918	56,040	37,285

Increase (decrease) in net assets
Operations:
Net investment income (loss)	118	—	31	104	100
Total realized gain (loss) on investments
and capital gains distributions	561	—	215	5,827	2,487
Net unrealized appreciation
(depreciation) of investments	3,033	(1)	(76)	1,269	1,663
Net increase (decrease) in net assets
resulting from operations	3,712	(1)	170	7,200	4,250
Changes from principal transactions:
Premiums	21	—	31	383	393
Death benefits	(146)	—	(193)	(535)	(351)
Surrenders & withdrawals	(2,477)	(20)	(492)	(7,865)	(5,081)
Contract charges	(114)	—	(42)	(480)	(283)
Cost of insurance & administrative charges	(1)	—	—	(6)	(3)
Transfers between Divisions (including
fixed account), net	(69)	(1)	718	(205)	(417)
Increase (decrease) in net assets
derived from principal transactions	(2,786)	(21)	22	(8,708)	(5,742)
Total increase (decrease) in net assets	926	(22)	192	(1,508)	(1,492)
Net assets at December 31, 2021	$17,025	$95	$6,110	$54,532	$35,793
The accompanying notes are an integral part of these financial statements.
24

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service Class
Net assets at January 1, 2020	$25,005	$5,900	$2,390	$2,086	$2,139

Increase (decrease) in net assets
Operations:
Net investment income (loss)	140	6	5	76	15
Total realized gain (loss) on investments
and capital gains distributions	449	272	53	179	407
Net unrealized appreciation
(depreciation) of investments	1,425	618	277	(399)	(626)
Net increase (decrease) in net assets
resulting from operations	2,014	896	335	(144)	(204)
Changes from principal transactions:
Premiums	200	24	13	—	—
Death benefits	(1,150)	(14)	(56)	(17)	(23)
Surrenders & withdrawals	(2,148)	(827)	(216)	(150)	(297)
Contract charges	(163)	(46)	(31)	(13)	(13)
Cost of insurance & administrative charges	(1)	—	—	—	—
Transfers between Divisions (including
fixed account), net	(1,663)	142	2,388	52	45
Increase (decrease) in net assets
derived from principal transactions	(4,925)	(721)	2,098	(128)	(288)
Total increase (decrease) in net assets	(2,911)	175	2,433	(272)	(492)
Net assets at December 31, 2020	22,094	6,075	4,823	1,814	1,647

Increase (decrease) in net assets
Operations:
Net investment income (loss)	69	(45)	51	23	6
Total realized gain (loss) on investments
and capital gains distributions	915	885	209	82	192
Net unrealized appreciation
(depreciation) of investments	693	560	(97)	393	531
Net increase (decrease) in net assets
resulting from operations	1,677	1,400	163	498	729
Changes from principal transactions:
Premiums	117	—	—	—	—
Death benefits	(250)	(54)	—	(15)	—
Surrenders & withdrawals	(2,342)	(1,110)	(599)	(438)	(262)
Contract charges	(139)	(43)	(35)	(12)	(11)
Cost of insurance & administrative charges	(2)	—	—	—	—
Transfers between Divisions (including
fixed account), net	(233)	(424)	681	(102)	(164)
Increase (decrease) in net assets
derived from principal transactions	(2,849)	(1,631)	47	(567)	(437)
Total increase (decrease) in net assets	(1,172)	(231)	210	(69)	292
Net assets at December 31, 2021	$20,922	$5,844	$5,033	$1,745	$1,939

The accompanying notes are an integral part of these financial statements.
25

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Service Class
Net assets at January 1, 2020	$2,077	$9,511	$4,969	$32,380	$3,605

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(93)	(40)	(50)	31
Total realized gain (loss) on investments
and capital gains distributions	12	849	389	2,532	173
Net unrealized appreciation
(depreciation) of investments	(50)	1,600	156	2,134	167
Net increase (decrease) in net assets
resulting from operations	(29)	2,356	505	4,616	371
Changes from principal transactions:
Premiums	—	6	11	26	—
Death benefits	(38)	(81)	(23)	(308)	(34)
Surrenders & withdrawals	(258)	(747)	(419)	(4,024)	(155)
Contract charges	(10)	(73)	(37)	(231)	(13)
Cost of insurance & administrative charges	—	—	—	(1)	—
Transfers between Divisions (including
fixed account), net	(135)	(1,057)	(223)	97	(297)
Increase (decrease) in net assets
derived from principal transactions	(441)	(1,952)	(691)	(4,441)	(499)
Total increase (decrease) in net assets	(470)	404	(186)	175	(128)
Net assets at December 31, 2020	1,607	9,915	4,783	32,555	3,477

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(127)	(42)	(218)	(30)
Total realized gain (loss) on investments
and capital gains distributions	(31)	1,523	539	4,606	271
Net unrealized appreciation
(depreciation) of investments	466	(2,333)	339	614	(224)
Net increase (decrease) in net assets
resulting from operations	433	(937)	836	5,002	17
Changes from principal transactions:
Premiums	—	19	8	46	—
Death benefits	—	(80)	(8)	(610)	(15)
Surrenders & withdrawals	(243)	(1,463)	(802)	(3,892)	(437)
Contract charges	(11)	(68)	(31)	(221)	(22)
Cost of insurance & administrative charges	—	—	—	(2)	—
Transfers between Divisions (including
fixed account), net	164	633	(134)	(507)	(19)
Increase (decrease) in net assets
derived from principal transactions	(90)	(959)	(967)	(5,186)	(493)
Total increase (decrease) in net assets	343	(1,896)	(131)	(184)	(476)
Net assets at December 31, 2021	$1,950	$8,019	$4,652	$32,371	$3,001

The accompanying notes are an integral part of these financial statements.
26

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class
Net assets at January 1, 2020	$46	$6,040	$937	$212	$30

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	100	10	2	—
Total realized gain (loss) on investments
and capital gains distributions	—	657	47	12	2
Net unrealized appreciation
(depreciation) of investments	3	(944)	24	13	3
Net increase (decrease) in net assets
resulting from operations	3	(187)	81	27	5
Changes from principal transactions:
Premiums	—	1	—	—	—
Death benefits	—	(23)	—	—	—
Surrenders & withdrawals	(3)	(638)	(357)	(1)	(1)
Contract charges	—	(48)	(6)	(1)	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	—	212	—	1	—
Increase (decrease) in net assets
derived from principal transactions	(3)	(496)	(363)	(1)	(1)
Total increase (decrease) in net assets	—	(683)	(282)	26	4
Net assets at December 31, 2020	46	5,357	655	238	34

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	30	11	3	—
Total realized gain (loss) on investments
and capital gains distributions	2	28	33	12	3
Net unrealized appreciation
(depreciation) of investments	(4)	447	16	14	1
Net increase (decrease) in net assets
resulting from operations	(1)	505	60	29	4
Changes from principal transactions:
Premiums	—	—	—	—	—
Death benefits	—	(29)	—	—	(16)
Surrenders & withdrawals	(13)	(844)	(33)	(49)	(1)
Contract charges	—	(38)	(5)	(1)	—
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	(2)	(266)	—	2	(1)
Increase (decrease) in net assets
derived from principal transactions	(15)	(1,177)	(38)	(48)	(18)
Total increase (decrease) in net assets	(16)	(672)	22	(19)	(14)
Net assets at December 31, 2021	$30	$4,685	$677	$219	$20

The accompanying notes are an integral part of these financial statements.
27

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Moderately Aggressive Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service Class
Net assets at January 1, 2020	$91	$8,941	$169	$2,185	$7,245

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	35	1	(15)	9
Total realized gain (loss) on investments
and capital gains distributions	—	601	(1)	231	16
Net unrealized appreciation
(depreciation) of investments	7	317	2	(71)	355
Net increase (decrease) in net assets
resulting from operations	8	953	2	145	380
Changes from principal transactions:
Premiums	—	9	—	—	—
Death benefits	—	(49)	—	(43)	(243)
Surrenders & withdrawals	(5)	(736)	(6)	(111)	(706)
Contract charges	(1)	(71)	(1)	(16)	(34)
Cost of insurance & administrative charges	—	(1)	—	—	(1)
Transfers between Divisions (including
fixed account), net	1	(159)	(3)	(20)	(266)
Increase (decrease) in net assets
derived from principal transactions	(5)	(1,007)	(10)	(190)	(1,250)
Total increase (decrease) in net assets	3	(54)	(8)	(45)	(870)
Net assets at December 31, 2020	94	8,887	161	2,140	6,375

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	7	(1)	(31)	(20)
Total realized gain (loss) on investments
and capital gains distributions	6	170	6	327	105
Net unrealized appreciation
(depreciation) of investments	(4)	1,142	31	369	919
Net increase (decrease) in net assets
resulting from operations	4	1,319	36	665	1,004
Changes from principal transactions:
Premiums	—	14	—	—	—
Death benefits	—	(31)	—	(62)	(133)
Surrenders & withdrawals	(23)	(709)	(35)	(241)	(536)
Contract charges	(1)	(71)	(1)	(19)	(32)
Cost of insurance & administrative charges	—	(1)	—	—	(1)
Transfers between Divisions (including
fixed account), net	1	(22)	(7)	(103)	(132)
Increase (decrease) in net assets
derived from principal transactions	(23)	(820)	(43)	(425)	(834)
Total increase (decrease) in net assets	(19)	499	(7)	240	170
Net assets at December 31, 2021	$75	$9,386	$154	$2,380	$6,545

The accompanying notes are an integral part of these financial statements.
28

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® Invesco Global Portfolio - Initial Class	VY® Invesco Global Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2020	$5,248	$51	$5,028	$2,342	$1,565

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	(24)	(6)	(14)
Total realized gain (loss) on investments
and capital gains distributions	126	5	224	21	171
Net unrealized appreciation
(depreciation) of investments	200	8	880	(86)	279
Net increase (decrease) in net assets
resulting from operations	328	13	1,080	(71)	436
Changes from principal transactions:
Premiums	2	—	3	—	—
Death benefits	(61)	—	(13)	(128)	—
Surrenders & withdrawals	(289)	(1)	(613)	(129)	(41)
Contract charges	(38)	—	(39)	(11)	(9)
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	(130)	(5)	(58)	6	(23)
Increase (decrease) in net assets
derived from principal transactions	(516)	(6)	(720)	(262)	(73)
Total increase (decrease) in net assets	(188)	7	360	(333)	363
Net assets at December 31, 2020	5,060	58	5,388	2,009	1,928

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(1)	(80)	(19)	(20)
Total realized gain (loss) on investments
and capital gains distributions	130	5	643	35	411
Net unrealized appreciation
(depreciation) of investments	685	4	131	513	(162)
Net increase (decrease) in net assets
resulting from operations	793	8	694	529	229
Changes from principal transactions:
Premiums	2	—	35	—	—
Death benefits	(246)	—	(132)	(6)	(15)
Surrenders & withdrawals	(336)	—	(718)	(316)	(122)
Contract charges	(37)	—	(39)	(11)	(10)
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	(88)	(1)	(16)	(133)	(86)
Increase (decrease) in net assets
derived from principal transactions	(705)	(1)	(870)	(466)	(233)
Total increase (decrease) in net assets	88	7	(176)	63	(4)
Net assets at December 31, 2021	$5,148	$65	$5,212	$2,072	$1,924
The accompanying notes are an integral part of these financial statements.
29

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Net assets at January 1, 2020	$955	$120	$22,326	$864	$7,887

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	1	(104)	1	(22)
Total realized gain (loss) on investments
and capital gains distributions	38	7	2,632	90	580
Net unrealized appreciation
(depreciation) of investments	33	4	402	44	359
Net increase (decrease) in net assets
resulting from operations	83	12	2,930	135	917
Changes from principal transactions:
Premiums	—	1	17	—	—
Death benefits	—	(1)	(170)	—	(219)
Surrenders & withdrawals	(34)	(7)	(2,697)	(13)	(843)
Contract charges	(6)	(1)	(161)	—	(53)
Cost of insurance & administrative charges	—	—	(1)	—	—
Transfers between Divisions (including
fixed account), net	(2)	—	846	(1)	(213)
Increase (decrease) in net assets
derived from principal transactions	(42)	(8)	(2,166)	(14)	(1,328)
Total increase (decrease) in net assets	41	4	764	121	(411)
Net assets at December 31, 2020	996	124	23,090	985	7,476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	2	(238)	(3)	(49)
Total realized gain (loss) on investments
and capital gains distributions	22	7	10,163	496	3,200
Net unrealized appreciation
(depreciation) of investments	39	6	(4,160)	(225)	(1,354)
Net increase (decrease) in net assets
resulting from operations	75	15	5,765	268	1,797
Changes from principal transactions:
Premiums	—	—	376	—	—
Death benefits	—	—	(194)	(7)	(146)
Surrenders & withdrawals	(73)	(9)	(3,960)	(34)	(1,208)
Contract charges	(6)	(1)	(164)	—	(50)
Cost of insurance & administrative charges	—	—	(1)	—	(1)
Transfers between Divisions (including
fixed account), net	(19)	(2)	(1,032)	(1)	(485)
Increase (decrease) in net assets
derived from principal transactions	(98)	(12)	(4,975)	(42)	(1,890)
Total increase (decrease) in net assets	(23)	3	790	226	(93)
Net assets at December 31, 2021	$973	$127	$23,880	$1,211	$7,383

The accompanying notes are an integral part of these financial statements.
30

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A
Net assets at January 1, 2020	$10,120	$2,430	$2,968	$2,984	$13,266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	(4)	(5)	(14)	95
Total realized gain (loss) on investments
and capital gains distributions	34	396	(163)	372	(51)
Net unrealized appreciation
(depreciation) of investments	(443)	(93)	270	(379)	453
Net increase (decrease) in net assets
resulting from operations	(347)	299	102	(21)	497
Changes from principal transactions:
Premiums	15	—	—	—	108
Death benefits	(97)	(19)	(9)	(129)	(48)
Surrenders & withdrawals	(996)	(128)	(364)	(596)	(1,605)
Contract charges	(77)	(18)	(22)	(21)	(95)
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	59	(96)	(113)	(53)	116
Increase (decrease) in net assets
derived from principal transactions	(1,096)	(261)	(508)	(799)	(1,524)
Total increase (decrease) in net assets	(1,443)	38	(406)	(820)	(1,027)
Net assets at December 31, 2020	8,677	2,468	2,562	2,164	12,239

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70	(18)	(22)	(24)	28
Total realized gain (loss) on investments
and capital gains distributions	266	340	39	192	414
Net unrealized appreciation
(depreciation) of investments	1,211	320	610	377	601
Net increase (decrease) in net assets
resulting from operations	1,547	642	627	545	1,043
Changes from principal transactions:
Premiums	1	—	—	—	—
Death benefits	(61)	—	(31)	—	(161)
Surrenders & withdrawals	(990)	(148)	(242)	(266)	(1,681)
Contract charges	(71)	(17)	(19)	(16)	(87)
Cost of insurance & administrative charges	(1)	—	—	—	(1)
Transfers between Divisions (including
fixed account), net	(140)	(37)	(44)	(37)	(4)
Increase (decrease) in net assets
derived from principal transactions	(1,262)	(202)	(336)	(319)	(1,934)
Total increase (decrease) in net assets	285	440	291	226	(891)
Net assets at December 31, 2021	$8,962	$2,908	$2,853	$2,390	$11,348

The accompanying notes are an integral part of these financial statements.
31

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net assets at January 1, 2020	$619	$9,639	$11,473	$265	$15,863

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(152)	(26)	—	(54)
Total realized gain (loss) on investments
and capital gains distributions	6	1,887	1,002	7	787
Net unrealized appreciation
(depreciation) of investments	21	3,045	1,084	(6)	(876)
Net increase (decrease) in net assets
resulting from operations	33	4,780	2,060	1	(143)
Changes from principal transactions:
Premiums	—	69	139	—	38
Death benefits	(1)	(387)	(547)	—	(321)
Surrenders & withdrawals	(18)	(1,392)	(522)	(2)	(1,441)
Contract charges	(4)	(102)	(80)	—	(95)
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	(2)	5,315	(102)	5	480
Increase (decrease) in net assets
derived from principal transactions	(25)	3,503	(1,112)	3	(1,339)
Total increase (decrease) in net assets	8	8,283	948	4	(1,482)
Net assets at December 31, 2020	627	17,922	12,421	269	14,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(194)	(78)	2	82
Total realized gain (loss) on investments
and capital gains distributions	21	2,097	1,907	6	681
Net unrealized appreciation
(depreciation) of investments	31	2,356	1,069	48	2,099
Net increase (decrease) in net assets
resulting from operations	55	4,259	2,898	56	2,862
Changes from principal transactions:
Premiums	—	16	56	—	44
Death benefits	—	(56)	(12)	—	(223)
Surrenders & withdrawals	(42)	(2,769)	(1,856)	(15)	(1,798)
Contract charges	(4)	(117)	(82)	—	(93)
Cost of insurance & administrative charges	—	—	(1)	—	(1)
Transfers between Divisions (including
fixed account), net	(4)	(2,021)	(222)	(1)	65
Increase (decrease) in net assets
derived from principal transactions	(50)	(4,947)	(2,117)	(16)	(2,006)
Total increase (decrease) in net assets	5	(688)	781	40	856
Net assets at December 31, 2021	$632	$17,234	$13,202	$309	$15,237

The accompanying notes are an integral part of these financial statements.
32

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class S
Net assets at January 1, 2020	$13,589	$4,140	$7,990	$2,426	$4,512

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(171)	(15)	(37)	(19)	50
Total realized gain (loss) on investments
and capital gains distributions	1,797	268	240	(120)	88
Net unrealized appreciation
(depreciation) of investments	2,343	242	984	333	125
Net increase (decrease) in net assets
resulting from operations	3,969	495	1,187	194	263
Changes from principal transactions:
Premiums	5	124	168	17	6
Death benefits	(52)	(178)	(304)	(64)	(18)
Surrenders & withdrawals	(1,148)	(237)	(722)	(103)	(286)
Contract charges	(102)	(30)	(59)	(13)	(41)
Cost of insurance & administrative charges	—	—	—	—	—
Transfers between Divisions (including
fixed account), net	(671)	(107)	213	420	941
Increase (decrease) in net assets
derived from principal transactions	(1,968)	(428)	(704)	257	602
Total increase (decrease) in net assets	2,001	67	483	451	865
Net assets at December 31, 2020	15,590	4,207	8,473	2,877	5,377

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(203)	(33)	(90)	(31)	22
Total realized gain (loss) on investments
and capital gains distributions	1,687	363	426	28	97
Net unrealized appreciation
(depreciation) of investments	(32)	474	720	360	(293)
Net increase (decrease) in net assets
resulting from operations	1,452	804	1,056	357	(174)
Changes from principal transactions:
Premiums	3	3	52	7	6
Death benefits	(291)	(3)	(79)	(10)	(17)
Surrenders & withdrawals	(3,002)	(669)	(1,380)	(564)	(740)
Contract charges	(100)	(32)	(64)	(15)	(35)
Cost of insurance & administrative charges	(1)	—	(1)	—	—
Transfers between Divisions (including
fixed account), net	(903)	(272)	(213)	(622)	(416)
Increase (decrease) in net assets
derived from principal transactions	(4,294)	(973)	(1,685)	(1,204)	(1,202)
Total increase (decrease) in net assets	(2,842)	(169)	(629)	(847)	(1,376)
Net assets at December 31, 2021	$12,748	$4,038	$7,844	$2,030	$4,001

The accompanying notes are an integral part of these financial statements.
33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2021 and 2020
(In thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S
Net assets at January 1, 2020	$10,792	$441

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(144)	(4)
Total realized gain (loss) on investments
and capital gains distributions	779	(39)
Net unrealized appreciation
(depreciation) of investments	2,947	108
Net increase (decrease) in net assets
resulting from operations	3,582	65
Changes from principal transactions:
Premiums	40	2
Death benefits	(139)	(6)
Surrenders & withdrawals	(1,157)	(60)
Contract charges	(70)	(2)
Cost of insurance & administrative charges	(1)	—
Transfers between Divisions (including
fixed account), net	(713)	(6)
Increase (decrease) in net assets
derived from principal transactions	(2,040)	(72)
Total increase (decrease) in net assets	1,542	(7)
Net assets at December 31, 2020	12,334	434

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(180)	(4)
Total realized gain (loss) on investments
and capital gains distributions	2,256	55
Net unrealized appreciation
(depreciation) of investments	(874)	(35)
Net increase (decrease) in net assets
resulting from operations	1,202	16
Changes from principal transactions:
Premiums	10	—
Death benefits	(87)	—
Surrenders & withdrawals	(1,288)	(73)
Contract charges	(69)	(2)
Cost of insurance & administrative charges	(1)	—
Transfers between Divisions (including
fixed account), net	(17)	(5)
Increase (decrease) in net assets
derived from principal transactions	(1,452)	(80)
Total increase (decrease) in net assets	(250)	(64)
Net assets at December 31, 2021	$12,084	$370
The accompanying notes are an integral part of these financial statements.
34

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

1. ORGANIZATION
ReliaStar Life Insurance Company of New York Separate Account NY-B (the “Account”) was established by a predecessor to ReliaStar Life Insurance Company of New York (“RLNY” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Account is closed to new deposits and new policyholders. The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. RLNY provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the RLNY fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business RLNY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of RLNY. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of RLNY.

At December 31, 2021, the Account had, under Voya GoldenSelect, Voya Empire, Voya Simplicity, Voya Architect, and Voya Rollover Contracts, 72 investment divisions (the “Divisions”), 12 of which invest in independently managed mutual funds and 60 of which invest in mutual fund portfolios managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated Fund (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with asset balances at December 31, 2021 and related Trusts are as follows:

AIM Variable Insurance Funds:	Voya Government Liquid Assets Portfolio - Service Class
Invesco V.I. Main Street Small Cap Fund - Series II	Voya High Yield Portfolio - Service Class
BlackRock Variable Series Funds, Inc.:	Voya Large Cap Growth Portfolio - Adviser Class
BlackRock Global Allocation V.I. Fund - Class III	Voya Large Cap Growth Portfolio - Service Class
Columbia Funds Variable Insurance Trust:	Voya Large Cap Value Portfolio - Service Class
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	Voya Limited Maturity Bond Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	Voya Retirement Conservative Portfolio - Adviser Class
Franklin Small Cap Value VIP Fund - Class 2	Voya Retirement Growth Portfolio - Adviser Class
Legg Mason Partners Investment Trust:	Voya Retirement Moderate Growth Portfolio - Adviser Class
Franklin Multi-Asset Variable Conservative Growth Fund - Class I	Voya Retirement Moderate Portfolio - Adviser Class
Franklin Multi-Asset Variable Growth Fund - Class I	Voya U.S. Stock Index Portfolio - Service Class
Franklin Multi-Asset Variable Moderate Growth Fund - Class I	VY® BlackRock Inflation Protected Bond Portfolio - Service Class
Legg Mason Partners Variable Income Trust:	VY® Clarion Global Real Estate Portfolio - Service Class
Western Asset Core Plus VIT Portfolio - Class I	VY® Clarion Real Estate Portfolio - Service Class
PIMCO Variable Insurance Trust:	VY® Invesco Growth and Income Portfolio - Service Class
PIMCO VIT Real Return Portfolio - Administrative Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
ProFunds:	VY® Morgan Stanley Global Franchise Portfolio - Service Class
ProFund VP Bull	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
ProFund VP Europe 30	VY® T. Rowe Price International Stock Portfolio - Service Class
ProFund VP Rising Rates Opportunity	Voya Partners, Inc.:
Voya Balanced Portfolio, Inc.:	Voya Global Bond Portfolio - Service Class
Voya Balanced Portfolio - Class S	Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Intermediate Bond Portfolio:	Voya Solution 2025 Portfolio - Service Class
Voya Intermediate Bond Portfolio - Class S	Voya Solution 2035 Portfolio - Service Class
Voya Investors Trust:	Voya Solution 2045 Portfolio - Service Class
Voya Balanced Income Portfolio - Service Class	Voya Solution Income Portfolio - Service Class
Voya Global Perspectives® Portfolio - Class A	Voya Solution Moderately Aggressive Portfolio - Service Class
35

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

VY® American Century Small-Mid Cap Value Portfolio - Service Class	Voya Index Plus LargeCap Portfolio - Class S
VY® Columbia Small Cap Value II Portfolio - Service Class	Voya Index Plus MidCap Portfolio - Class S
VY® Invesco Equity and Income Portfolio - Service Class	Voya Index Plus SmallCap Portfolio - Class S
VY® Invesco Equity and Income Portfolio - Service 2 Class	Voya International Index Portfolio - Class A
VY® Invesco Global Portfolio - Initial Class	Voya International Index Portfolio - Class S
VY® Invesco Global Portfolio - Service Class	Voya Russell™ Large Cap Growth Index Portfolio - Class S
VY® JPMorgan Mid Cap Value Portfolio - Service Class	Voya Russell™ Large Cap Index Portfolio - Class S
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Strategic Allocation Portfolios, Inc.:	Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Strategic Allocation Conservative Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Strategic Allocation Moderate Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Variable Funds:	Voya Russell™ Small Cap Index Portfolio - Class S
Voya Growth and Income Portfolio - Class A	Voya Small Company Portfolio - Class S
Voya Growth and Income Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class S
Voya Growth and Income Portfolio - Class S	Voya Variable Products Trust:
Voya Variable Portfolios, Inc.:	Voya MidCap Opportunities Portfolio - Class S
Voya Global High Dividend Low Volatility Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S

The names of certain Divisions were changed during 2021. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
AIM Variable Insurance Funds:	AIM Variable Insurance Funds:
Invesco V.I. Main Street Small Cap Fund - Series II	Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series II
Legg Mason Partners Investment Trust:	Legg Mason Partners Variable Equity Trust:
Franklin Multi-Asset Variable Conservative Growth Fund - Class I	QS Variable Conservative Growth - Class I
Franklin Multi-Asset Variable Growth Fund - Class I	QS Variable Growth - Class I
Franklin Multi-Asset Variable Moderate Growth Fund - Class I	QS Variable Moderate Growth - Class I
Voya Partners, Inc.:	Voya Partners, Inc.:
VY® Invesco Global Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® Invesco Global Portfolio - Service Class	VY® Invesco Oppenheimer Global Portfolio - Service Class

During 2021, there were no Divisions closed to contract owners.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

36

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of RLNY, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of RLNY, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, RLNY will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to RLNY. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including premiums, death benefits, surrenders and withdrawals, contract charges, cost of insurance and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) RLNY related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by RLNY).

Subsequent Events

The Account has evaluated all events occurring after December 31, 2021 through March 31, 2022, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

3. FINANCIAL INSTRUMENTS

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfers agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.
The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2021 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2021. The Account had no liabilities as of December 31, 2021.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
37

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4. CHARGES AND FEES

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover RLNY's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

RLNY assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.85% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset-Based Administrative Charges

A charge to cover administrative expenses of the Account may be deducted at an annual rate of 0.15% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contact is surrendered or an excess partial withdrawal is taken, as specified in the Contact. These charges are assessed through the redemption of units.

Other Contracts Charges

For certain Contracts, an additional charge of 0.60% is deducted daily from the accumulation values for contract owners who select the Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Certain Contracts contain optional riders that are available for additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by RLNY

Certain charges and fees for various types of Contracts may be waived by RLNY. RLNY reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5. RELATED PARTY TRANSACTIONS

Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.19% to 1.25% of the average net assets of each respective Fund.
38

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

6. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2021 follow:

	Purchases	Sales
	(In thousands)
AIM Variable Insurance Funds:
Invesco V.I. Main Street Small Cap Fund - Series II	$10	$15
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	1,946	1,509
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	2	118
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	17	121
Legg Mason Partners Investment Trust:
Franklin Multi-Asset Variable Conservative Growth Fund - Class I	36	39
Franklin Multi-Asset Variable Growth Fund - Class I	20	10
Franklin Multi-Asset Variable Moderate Growth Fund - Class I	23	14
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	3	16
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	7	13
ProFunds:
ProFund VP Bull	—	1
ProFund VP Europe 30	—	1
ProFund VP Rising Rates Opportunity	3	1
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	4	7
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	4,030	4,427
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	771	1,141
Voya Global Perspectives® Portfolio - Class A	62	104
Voya Government Liquid Assets Portfolio - Service Class	8,653	10,892
Voya High Yield Portfolio - Service Class	664	580
Voya Large Cap Growth Portfolio - Adviser Class	9,894	9,304
Voya Large Cap Growth Portfolio - Service Class	7,566	7,819
Voya Large Cap Value Portfolio - Service Class	1,734	4,205
Voya Limited Maturity Bond Portfolio - Service Class	2	22
Voya Retirement Conservative Portfolio - Adviser Class	1,215	1,046
Voya Retirement Growth Portfolio - Adviser Class	4,432	10,746
Voya Retirement Moderate Growth Portfolio - Adviser Class	2,455	6,547
Voya Retirement Moderate Portfolio - Adviser Class	2,132	4,063
Voya U.S. Stock Index Portfolio - Service Class	627	1,753
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	1,892	1,794
VY® Clarion Global Real Estate Portfolio - Service Class	48	592
VY® Clarion Real Estate Portfolio - Service Class	32	463
VY® Invesco Growth and Income Portfolio - Service Class	322	414
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	1,745	2,182
VY® Morgan Stanley Global Franchise Portfolio - Service Class	505	1,149
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	4,502	6,197
VY® T. Rowe Price International Stock Portfolio - Service Class	233	676
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	2	14
Voya International High Dividend Low Volatility Portfolio - Service Class	191	1,338
Voya Solution 2025 Portfolio - Service Class	50	46
Voya Solution 2035 Portfolio - Service Class	15	51
39

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Partners, Inc.: (continued)
Voya Solution 2045 Portfolio - Service Class	$2	$19
Voya Solution Income Portfolio - Service Class	6	25
Voya Solution Moderately Aggressive Portfolio - Service Class	147	960
VY® American Century Small-Mid Cap Value Portfolio - Service Class	1	45
VY® Columbia Small Cap Value II Portfolio - Service Class	20	467
VY® Invesco Equity and Income Portfolio - Service Class	246	1,024
VY® Invesco Equity and Income Portfolio - Service 2 Class	176	843
VY® Invesco Global Portfolio - Initial Class	3	3
VY® Invesco Global Portfolio - Service Class	451	1,149
VY® JPMorgan Mid Cap Value Portfolio - Service Class	92	498
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	300	253
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	27	109
Voya Strategic Allocation Moderate Portfolio - Class S	7	13
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	11,360	6,712
Voya Growth and Income Portfolio - Class I	491	56
Voya Growth and Income Portfolio - Class S	3,206	2,095
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class S	243	1,435
Voya Index Plus LargeCap Portfolio - Class S	194	241
Voya Index Plus MidCap Portfolio - Class S	30	377
Voya Index Plus SmallCap Portfolio - Class S	12	356
Voya International Index Portfolio - Class A	513	2,418
Voya International Index Portfolio - Class S	24	71
Voya Russell™ Large Cap Growth Index Portfolio - Class S	1,103	6,167
Voya Russell™ Large Cap Index Portfolio - Class S	1,015	2,691
Voya Russell™ Large Cap Value Index Portfolio - Class I	8	22
Voya Russell™ Large Cap Value Index Portfolio - Class S	1,078	3,003
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	643	4,646
Voya Russell™ Mid Cap Index Portfolio - Class S	699	1,281
Voya Russell™ Small Cap Index Portfolio - Class S	640	2,416
Voya Small Company Portfolio - Class S	40	1,266
Voya U.S. Bond Index Portfolio - Class S	632	1,762
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class S	2,057	1,951
Voya SmallCap Opportunities Portfolio - Class S	47	91

40

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

7. CHANGES IN UNITS
The net changes in units outstanding follow:

	Year end December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AIM Variable Insurance Funds:
Invesco V.I. Main Street Small Cap Fund - Series II	—	409	(409)	—	374	(374)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	40,698	94,934	(54,236)	3,982	80,933	(76,951)
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares	2,074	5,611	(3,537)	443	4,116	(3,673)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	—	4,490	(4,490)	139	1,303	(1,164)
Legg Mason Partners Investment Trust:
Franklin Multi-Asset Variable Conservative Growth Fund - Class I	246	1,247	(1,001)	—	875	(875)
Franklin Multi-Asset Variable Growth Fund - Class I	—	210	(210)	2	137	(135)
Franklin Multi-Asset Variable Moderate Growth Fund - Class I	21	333	(312)	9	852	(843)
Legg Mason Partners Variable Income Trust:
Western Asset Core Plus VIT Portfolio - Class I	—	431	(431)	—	140	(140)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	—	702	(702)	320	599	(279)
ProFunds:
ProFund VP Bull	—	22	(22)	—	21	(21)
ProFund VP Europe 30	—	59	(59)	157	55	102
ProFund VP Rising Rates Opportunity	7,323	5,563	1,760	4,773	404	4,369
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	9	275	(266)	—	198	(198)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	496,256	560,336	(64,080)	286,025	516,076	(230,051)
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	53,322	75,182	(21,860)	24,257	110,321	(86,064)
Voya Global Perspectives® Portfolio - Class A	1,970	6,504	(4,534)	17,900	35,913	(18,013)
Voya Government Liquid Assets Portfolio - Service Class	1,100,742	1,252,742	(152,000)	1,088,505	845,963	242,542
Voya High Yield Portfolio - Service Class	31,944	34,381	(2,437)	16,397	65,764	(49,367)
Voya Large Cap Growth Portfolio - Adviser Class	39,036	260,263	(221,227)	66,119	444,020	(377,901)
Voya Large Cap Growth Portfolio - Service Class	21,253	144,331	(123,078)	1,628	126,893	(125,265)
Voya Large Cap Value Portfolio - Service Class	80,299	199,070	(118,771)	71,402	141,382	(69,980)
Voya Limited Maturity Bond Portfolio - Service Class	—	869	(869)	—	383	(383)
Voya Retirement Conservative Portfolio - Adviser Class	77,550	76,024	1,526	137,041	120,724	16,317
Voya Retirement Growth Portfolio - Adviser Class	72,366	492,816	(420,450)	35,887	771,065	(735,178)
Voya Retirement Moderate Growth Portfolio - Adviser Class	55,993	342,241	(286,248)	81,028	597,067	(516,039)
Voya Retirement Moderate Portfolio - Adviser Class	10,557	167,195	(156,638)	88,488	408,364	(319,876)
Voya U.S. Stock Index Portfolio - Service Class	2,854	122,715	(119,861)	32,534	96,683	(64,149)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	167,601	165,619	1,982	239,813	66,181	173,632
VY® Clarion Global Real Estate Portfolio - Service Class	4,412	38,825	(34,413)	8,036	18,025	(9,989)
VY® Clarion Real Estate Portfolio - Service Class	8,515	20,246	(11,731)	3,531	13,669	(10,138)
VY® Invesco Growth and Income Portfolio - Service Class	12,939	14,556	(1,617)	3,056	20,530	(17,474)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	60,490	91,855	(31,365)	11,296	84,613	(73,317)
VY® Morgan Stanley Global Franchise Portfolio - Service Class	7,757	31,622	(23,865)	2,971	23,728	(20,757)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	31,015	168,481	(137,466)	44,845	187,815	(142,970)
VY® T. Rowe Price International Stock Portfolio - Service Class	46,105	69,770	(23,665)	5,634	33,726	(28,092)

41

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Year end December 31
	2021			2020
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	—	968	(968)	—	236	(236)
Voya International High Dividend Low Volatility Portfolio - Service Class	27,581	120,380	(92,799)	25,261	69,869	(44,608)
Voya Solution 2025 Portfolio - Service Class	—	2,014	(2,014)	—	21,916	(21,916)
Voya Solution 2035 Portfolio - Service Class	68	2,383	(2,315)	—	118	(118)
Voya Solution 2045 Portfolio - Service Class	—	847	(847)	—	53	(53)
Voya Solution Income Portfolio - Service Class	10	1,373	(1,363)	—	364	(364)
Voya Solution Moderately Aggressive Portfolio - Service Class	2,337	55,426	(53,089)	6,459	87,398	(80,939)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	—	1,452	(1,452)	149	587	(438)
VY® Columbia Small Cap Value II Portfolio - Service Class	5,704	22,720	(17,016)	4,606	15,459	(10,853)
VY® Invesco Equity and Income Portfolio - Service Class	3,538	37,404	(33,866)	2,922	65,782	(62,860)
VY® Invesco Equity and Income Portfolio - Service 2 Class	5,076	50,147	(45,071)	4,194	45,382	(41,188)
VY® Invesco Global Portfolio - Initial Class	844	884	(40)	—	172	(172)
VY® Invesco Global Portfolio - Service Class	22,633	45,293	(22,660)	17,701	43,035	(25,334)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	4,358	17,033	(12,675)	1,584	11,847	(10,263)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	16	5,477	(5,461)	1,256	3,990	(2,734)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	—	5,476	(5,476)	—	2,648	(2,648)
Voya Strategic Allocation Moderate Portfolio - Class S	—	592	(592)	89	644	(555)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	66,308	234,391	(168,083)	56,832	158,155	(101,323)
Voya Growth and Income Portfolio - Class I	—	1,372	(1,372)	—	601	(601)
Voya Growth and Income Portfolio - Class S	890	72,473	(71,583)	4,100	73,916	(69,816)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class S	10,891	100,245	(89,354)	36,181	128,690	(92,509)
Voya Index Plus LargeCap Portfolio - Class S	5,643	11,515	(5,872)	487	10,489	(10,002)
Voya Index Plus MidCap Portfolio - Class S	6,115	16,301	(10,186)	981	21,966	(20,985)
Voya Index Plus SmallCap Portfolio - Class S	6,631	16,624	(9,993)	1,672	36,384	(34,712)
Voya International Index Portfolio - Class A	65,378	214,496	(149,118)	42,686	190,378	(147,692)
Voya International Index Portfolio - Class S	2,073	5,908	(3,835)	1,136	3,537	(2,401)
Voya Russell™ Large Cap Growth Index Portfolio - Class S	17,620	93,736	(76,116)	168,339	87,998	80,341
Voya Russell™ Large Cap Index Portfolio - Class S	14,751	80,106	(65,355)	19,370	66,233	(46,863)
Voya Russell™ Large Cap Value Index Portfolio - Class I	38	1,064	(1,026)	420	162	258
Voya Russell™ Large Cap Value Index Portfolio - Class S	36,655	114,910	(78,255)	34,029	94,226	(60,197)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	4,715	89,795	(85,080)	25,629	76,052	(50,423)
Voya Russell™ Mid Cap Index Portfolio - Class S	7,516	38,452	(30,936)	10,759	31,145	(20,386)
Voya Russell™ Small Cap Index Portfolio - Class S	27,059	85,366	(58,307)	36,710	73,400	(36,690)
Voya Small Company Portfolio - Class S	11,815	55,375	(43,560)	24,918	17,136	7,782
Voya U.S. Bond Index Portfolio - Class S	53,463	145,870	(92,407)	134,284	87,885	46,399
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class S	14,353	51,984	(37,631)	6,894	79,952	(73,058)
Voya SmallCap Opportunities Portfolio - Class S	136	2,414	(2,278)	1,005	4,438	(3,433)

42

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

8. FINANCIAL HIGHLIGHTS
A summary of unit values, units outstanding, and net assets for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ending December 31, 2021, 2020, 2019, 2018, and 2017, follows:

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. Main Street Small Cap Fund - Series II
	2021		4		$33.85		$145	0.00%		1.00%			21.07%
	2020		5		$27.96		$131	0.00%		1.00%			18.42%
	2019		5		$23.61		$120	0.00%		1.00%			24.85%
	2018		5		$18.91		$102	0.00%		1.00%			-11.43%
	2017		6		$21.35		$122	0.64%		1.00%			12.78%
BlackRock Global Allocation V.I. Fund - Class III
	2021		497	$16.75	to	$18.46	$8,742	0.84%	1.15%	to	1.85%	4.49%	to	5.19%
	2020		551	$16.03	to	$17.55	$9,262	1.17%	1.15%	to	1.85%	18.48%	to	19.31%
	2019		628	$13.53	to	$14.71	$8,875	1.11%	1.15%	to	1.85%	15.54%	to	16.38%
	2018		885	$11.71	to	$12.64	$10,752	0.85%	1.15%	to	1.85%	-9.30%	to	-8.60%
	2017		973	$12.91	to	$13.83	$12,984	1.26%	1.15%	to	1.85%	11.58%	to	12.35%
Columbia Small Cap Value Fund, Variable Series - Class 2 Shares
	2021		7	$31.42	to	$34.79	$249	0.37%	1.25%	to	1.85%	26.44%	to	27.20%
	2020		11	$24.85	to	$27.35	$289	0.31%	1.25%	to	1.85%	6.56%	to	7.25%
	2019		15	$23.32	to	$25.50	$361	0.26%	1.25%	to	1.85%	18.74%	to	19.44%
	2018		20	$19.64	to	$21.35	$419	0.18%	1.25%	to	1.85%	-19.67%	to	-19.19%
	2017		26	$24.45	to	$26.42	$677	0.33%	1.25%	to	1.85%	11.90%	to	12.57%
Franklin Small Cap Value VIP Fund - Class 2
	2021		16	$27.62	to	$28.43	$437	1.12%	1.00%	to	1.20%	23.91%	to	24.09%
	2020		20	$22.29	to	$22.91	$453	1.31%	1.00%	to	1.20%	3.92%	to	4.14%
	2019		21	$21.45	to	$22.00	$461	1.12%	1.00%	to	1.20%	24.78%	to	25.14%
	2018		25	$17.19	to	$17.58	$429	0.93%	1.00%	to	1.20%	-13.92%	to	-13.78%
	2017		32	$19.96	to	$20.39	$642	0.48%	1.00%	to	1.20%	9.31%	to	9.56%
Franklin Multi-Asset Variable Conservative Growth Fund - Class I
	2021		13	$33.87	to	$35.17	$427	3.31%	1.25%	to	1.40%	9.93%	to	10.08%
	2020		14	$30.81	to	$31.95	$419	1.93%	1.25%	to	1.40%	9.41%	to	9.57%
	2019		14	$28.16	to	$29.16	$408	1.65%	1.25%	to	1.40%	15.69%	to	15.90%
	2018		28	$24.34	to	$25.16	$680	2.66%	1.25%	to	1.40%	-5.73%	to	-5.59%
	2017		29	$25.82	to	$26.65	$749	2.39%	1.25%	to	1.40%	11.97%	to	12.12%
Franklin Multi-Asset Variable Growth Fund - Class I
	2021		5	$35.27	to	$36.63	$186	4.02%	1.25%	to	1.40%	19.03%	to	19.20%
	2020		5	$29.63	to	$30.73	$162	1.27%	1.25%	to	1.40%	9.66%	to	9.83%
	2019		6	$27.02	to	$27.98	$152	1.35%	1.25%	to	1.40%	20.84%	to	21.07%
	2018		6	$22.36	to	$23.11	$144	2.52%	1.25%	to	1.40%	-9.33%	to	-9.19%
	2017		7	$24.66	to	$25.45	$173	1.82%	1.25%	to	1.40%	17.71%	to	17.82%
Franklin Multi-Asset Variable Moderate Growth Fund - Class I
	2021		7	$33.16	to	$34.44	$228	4.13%	1.25%	to	1.40%	15.02%	to	15.22%
	2020		7	$28.83	to	$29.89	$208	1.43%	1.25%	to	1.40%	9.54%	to	9.69%
	2019		8	$26.32	to	$27.25	$212	1.43%	1.25%	to	1.40%	18.72%	to	18.89%
	2018		9	$22.17	to	$22.92	$207	2.74%	1.25%	to	1.40%	-7.59%	to	-7.43%
	2017		10	$23.99	to	$24.76	$231	2.17%	1.25%	to	1.40%	15.12%	to	15.27%
Western Asset Core Plus VIT Portfolio - Class I
	2021		5	$31.32	to	$32.61	$158	2.39%	1.25%	to	1.40%	-3.33%	to	-3.21%
	2020		5	$32.40	to	$33.69	$177	2.31%	1.25%	to	1.40%	7.78%	to	7.95%
	2019		5	$30.06	to	$31.21	$169	4.45%	1.25%	to	1.40%		10.79%
	2018		5		$28.17		$146	3.33%		1.25%			-3.46%
	2017		5		$29.18		$154	4.35%		1.25%			4.40%
43

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
PIMCO VIT Real Return Portfolio - Administrative Class
	2021		8	$16.21	to	$16.69	$133	5.15%	1.00%	to	1.20%	4.31%	to	4.51%
	2020		9	$15.54	to	$15.97	$139	1.49%	1.00%	to	1.20%	10.37%	to	10.60%
	2019		9	$14.08	to	$14.44	$130	1.56%	1.00%	to	1.20%	7.15%	to	7.36%
	2018		10	$13.14	to	$13.45	$127	1.96%	1.00%	to	1.20%	-3.45%	to	-3.17%
	2017		13	$13.60	to	$13.89	$179	2.39%	1.00%	to	1.20%	2.48%	to	2.58%
ProFund VP Bull
	2021		—	$31.75	to	$34.06	$13	0.00%	1.45%	to	1.85%	24.02%	to	24.49%
	2020		—	$25.60	to	$27.36	$11	0.00%	1.45%	to	1.85%	13.88%	to	14.33%
	2019		—	$22.48	to	$23.93	$10	0.00%	1.45%	to	1.85%	26.51%	to	27.02%
	2018		—	$17.77	to	$18.84	$8	0.00%	1.45%	to	1.85%	-7.88%	to	-7.51%
	2017		1	$19.29	to	$20.37	$11	0.00%	1.45%	to	1.85%	17.12%	to	17.61%
ProFund VP Europe 30
	2021		1	$13.01	to	$15.18	$17	0.00%	1.25%	to	1.45%	22.72%	to	22.97%
	2020		1	$10.58	to	$12.37	$15	0.00%	1.25%	to	1.45%	-10.56%	to	-10.41%
	2019		1	$11.81	to	$13.83	$15	0.00%	1.25%	to	1.45%	16.12%	to	16.35%
	2018		1	$10.15	to	$11.91	$13	0.00%	1.25%	to	1.45%	-15.41%	to	-15.20%
	2017		1	$11.97	to	$14.08	$15	1.79%	1.25%	to	1.45%	18.02%	to	18.16%
ProFund VP Rising Rates Opportunity
	2021		18	$1.08	to	$1.19	$20	0.00%	1.25%	to	1.85%	-1.77%	to	-0.92%
	2020		16	$1.09	to	$1.21	$18	0.00%	1.25%	to	1.85%	-28.48%	to	-27.81%
	2019		12	$1.51	to	$1.68	$18	0.00%	1.25%	to	1.85%	-18.56%	to	-18.38%
	2018		10	$1.85	to	$2.06	$19	0.00%	1.25%	to	1.85%	2.11%	to	2.78%
	2017		14	$1.80	to	$2.01	$26	0.00%	1.25%	to	1.85%	-13.72%	to	-12.99%
Voya Balanced Portfolio - Class S
	2021		6	$20.01	to	$20.80	$117	1.79%	1.00%	to	1.45%	13.97%	to	14.51%
	2020		6	$17.51	to	$18.22	$107	1.92%	1.00%	to	1.45%	8.93%	to	9.43%
	2019		6	$16.03	to	$16.68	$101	2.71%	1.00%	to	1.45%	17.10%	to	17.68%
	2018		9	$13.66	to	$14.22	$120	2.36%	1.00%	to	1.45%	-8.39%	to	-7.97%
	2017		9	$14.87	to	$15.49	$134	2.55%	1.00%	to	1.45%	12.74%	to	13.20%
Voya Intermediate Bond Portfolio - Class S
	2021		2,704	$13.97	to	$16.41	$41,078	2.74%	1.00%	to	2.00%	-3.05%	to	-2.08%
	2020		2,768	$14.41	to	$16.76	$43,078	3.19%	1.00%	to	2.00%	5.41%	to	6.50%
	2019		2,998	$13.67	to	$15.75	$43,994	3.15%	1.00%	to	2.00%	7.38%	to	8.43%
	2018		3,401	$12.68	to	$14.53	$46,204	3.38%	1.00%	to	2.00%	-2.82%	to	-1.78%
	2017		3,836	$12.96	to	$14.80	$53,376	3.14%	1.00%	to	2.00%	2.73%	to	3.70%
Voya Balanced Income Portfolio - Service Class
	2021		324	$18.27	to	$20.59	$6,339	2.28%	1.15%	to	2.00%	6.90%	to	7.84%
	2020		346	$17.09	to	$19.11	$6,309	3.40%	1.15%	to	2.00%	0.95%	to	1.86%
	2019		432	$16.93	to	$18.79	$7,790	4.52%	1.15%	to	2.00%	16.04%	to	17.05%
	2018		516	$14.59	to	$16.07	$7,970	5.12%	1.15%	to	2.00%	-6.89%	to	-6.12%
	2017		607	$15.67	to	$17.13	$10,052	4.65%	1.15%	to	2.00%	8.14%	to	9.10%
Voya Global Perspectives® Portfolio - Class A
	2021		39	$14.33	to	$15.37	$586	3.13%	1.15%	to	1.85%	3.77%	to	4.55%
	2020		43	$13.81	to	$14.72	$628	2.57%	1.15%	to	1.85%	13.66%	to	14.44%
	2019		61	$12.15	to	$12.87	$773	3.22%	1.15%	to	1.85%	15.82%	to	16.67%
	2018		78	$10.49	to	$11.05	$844	2.70%	1.15%	to	1.85%	-9.26%	to	-8.59%
	2017		85	$11.56	to	$12.09	$1,009	2.75%	1.15%	to	1.85%	12.56%	to	13.25%

44

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Government Liquid Assets Portfolio - Service Class
	2021		925	$8.75	to	$16.70	$9,542	0.00%	1.00%	to	1.85%	-1.90%	to	-0.95%
	2020		1,077	$8.87	to	$16.87	$11,781	0.19%	1.00%	to	1.85%	-1.54%	to	-0.76%
	2019		834	$8.97	to	$17.01	$9,204	1.74%	1.00%	to	1.85%	-0.11%	to	0.74%
	2018		1,011	$8.90	to	$16.89	$11,506	1.38%	1.00%	to	2.00%	-0.67%	to	0.42%
	2017		1,106	$8.95	to	$16.84	$11,651	0.39%	1.00%	to	2.00%	-1.54%	to	-0.63%
Voya High Yield Portfolio - Service Class
	2021		146	$20.69	to	$26.31	$3,495	5.21%	1.00%	to	2.00%	2.91%	to	3.99%
	2020		149	$19.99	to	$25.32	$3,418	4.72%	1.00%	to	2.00%	3.50%	to	4.56%
	2019		198	$19.19	to	$24.22	$4,333	5.30%	1.00%	to	2.00%	12.92%	to	14.04%
	2018		246	$16.89	to	$21.25	$4,755	5.93%	1.00%	to	2.00%	-5.13%	to	-4.13%
	2017		295	$18.15	to	$22.18	$6,002	6.49%	1.00%	to	2.00%	4.07%	to	5.13%
Voya Large Cap Growth Portfolio - Adviser Class
	2021		1,141	$35.54	to	$39.21	$42,775	0.00%	1.00%	to	2.00%	16.52%	to	17.71%
	2020		1,363	$30.50	to	$33.31	$43,549	0.00%	1.00%	to	2.00%	27.51%	to	28.81%
	2019		1,740	$23.92	to	$25.86	$43,423	0.09%	1.00%	to	2.00%	29.23%	to	30.54%
	2018		1,816	$18.51	to	$19.81	$34,871	0.05%	1.00%	to	2.00%	-4.04%	to	-3.03%
	2017		2,125	$19.28	to	$20.43	$42,291	0.07%	1.00%	to	2.00%	26.43%	to	27.77%
Voya Large Cap Growth Portfolio - Service Class
	2021		611	$53.58	to	$76.09	$38,048	0.00%	1.00%	to	2.00%	16.88%	to	18.09%
	2020		734	$45.47	to	$64.53	$38,871	0.23%	1.00%	to	2.00%	27.98%	to	29.28%
	2019		860	$35.24	to	$49.99	$35,378	0.42%	1.00%	to	2.00%	29.77%	to	31.10%
	2018		1,021	$26.94	to	$38.19	$32,195	0.40%	1.00%	to	2.00%	-3.71%	to	-2.72%
	2017		1,226	$27.74	to	$39.32	$39,931	0.40%	1.00%	to	2.00%	26.87%	to	28.13%
Voya Large Cap Value Portfolio - Service Class
	2021		649	$20.85	to	$28.11	$17,025	2.24%	1.00%	to	2.00%	24.14%	to	25.37%
	2020		768	$16.66	to	$22.43	$16,099	1.84%	1.00%	to	2.00%	3.87%	to	4.90%
	2019		838	$15.91	to	$21.39	$16,815	2.03%	1.00%	to	2.00%	22.24%	to	23.52%
	2018		801	$12.91	to	$17.32	$12,992	1.68%	1.00%	to	2.00%	-9.83%	to	-8.93%
	2017		1,015	$14.20	to	$19.03	$18,205	2.12%	1.00%	to	2.00%	10.96%	to	12.10%
Voya Limited Maturity Bond Portfolio - Service Class
	2021		4		$23.01		$95	1.89%		1.40%			-1.54%
	2020		5		$23.37		$117	1.66%		1.40%			1.74%
	2019		5		$22.97		$124	1.62%		1.40%			2.59%
	2018		6		$22.39		$123	1.49%		1.40%			-0.36%
	2017		6		$22.47		$146	1.75%		1.40%			-0.18%
Voya Retirement Conservative Portfolio - Adviser Class
	2021		455	$12.83	to	$13.99	$6,110	1.91%	1.15%	to	1.85%	2.72%	to	3.48%
	2020		454	$12.49	to	$13.52	$5,918	1.86%	1.15%	to	1.85%	8.33%	to	9.03%
	2019		438	$11.53	to	$12.40	$5,262	2.00%	1.15%	to	1.85%	11.51%	to	12.32%
	2018		549	$10.34	to	$11.04	$5,916	1.79%	1.15%	to	1.85%	-4.52%	to	-3.83%
	2017		556	$10.83	to	$11.48	$6,243	1.31%	1.15%	to	1.85%	5.76%	to	6.49%
Voya Retirement Growth Portfolio - Adviser Class
	2021		2,470	$20.71	to	$23.01	$54,532	1.69%	1.15%	to	2.00%	-0.27%	to	14.19%
	2020		2,890	$18.29	to	$20.15	$56,040	2.11%	1.15%	to	2.00%	11.32%	to	12.32%
	2019		3,626	$16.43	to	$17.94	$62,839	1.82%	1.15%	to	2.00%	19.14%	to	20.16%
	2018		4,014	$13.79	to	$14.93	$58,116	1.70%	1.15%	to	2.00%	-9.34%	to	-8.52%
	2017		4,736	$15.21	to	$16.32	$75,288	1.74%	1.15%	to	2.00%	14.36%	to	15.25%

45

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Retirement Moderate Growth Portfolio - Adviser Class
	2021		1,677	$19.98	to	$22.47	$35,793	1.76%	1.05%	to	2.00%	11.62%	to	12.69%
	2020		1,964	$17.90	to	$19.94	$37,285	2.16%	1.05%	to	2.00%	10.90%	to	11.96%
	2019		2,480	$16.14	to	$17.81	$42,250	1.86%	1.05%	to	2.00%	17.64%	to	18.81%
	2018		2,973	$13.72	to	$14.99	$42,850	1.74%	1.05%	to	2.00%	-8.17%	to	-7.30%
	2017		3,344	$14.94	to	$16.17	$52,182	1.72%	1.05%	to	2.00%	12.26%	to	13.35%
Voya Retirement Moderate Portfolio - Adviser Class
	2021		1,119	$17.91	to	$19.53	$20,922	1.84%	1.15%	to	1.85%	7.63%	to	8.38%
	2020		1,275	$16.64	to	$18.02	$22,094	2.06%	1.15%	to	1.85%	10.05%	to	10.89%
	2019		1,595	$15.12	to	$16.25	$25,005	1.93%	1.15%	to	1.85%	14.98%	to	15.82%
	2018		1,842	$12.96	to	$14.03	$25,040	1.78%	1.15%	to	2.00%	-6.96%	to	-6.22%
	2017		2,223	$13.93	to	$14.96	$32,302	1.57%	1.15%	to	2.00%	9.60%	to	10.57%
Voya U.S. Stock Index Portfolio - Service Class
	2021		386	$15.05	to	$15.32	$5,844	0.81%	1.00%	to	1.85%	25.63%	to	26.72%
	2020		505	$11.98	to	$12.09	$6,075	1.57%	1.00%	to	1.85%	8.74%	to	16.70%
	2019	12/13/2019	570	$10.35	to	$10.36	$5,900	(c)	1.00%	to	1.85%		(c)
	2018		(c)		(c)		(c)	(c)		(c)			(c)
	2017		(c)		(c)		(c)	(c)		(c)			(c)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
	2021		376	$12.64	to	$14.11	$5,033	2.39%	1.00%	to	1.85%	3.02%	to	3.90%
	2020		374	$12.27	to	$13.58	$4,823	1.64%	1.00%	to	1.85%	6.85%	to	9.78%
	2019		201	$11.28	to	$12.37	$2,390	2.10%	1.00%	to	1.85%	6.11%	to	7.04%
	2018		298	$10.63	to	$11.56	$3,315	2.03%	1.00%	to	1.85%	-3.89%	to	-3.02%
	2017		334	$11.06	to	$11.92	$3,865	1.07%	1.00%	to	1.85%	0.64%	to	1.62%
VY® Clarion Global Real Estate Portfolio - Service Class
	2021		93	$16.72	to	$21.13	$1,745	2.70%	1.00%	to	2.00%	31.49%	to	32.84%
	2020		127	$12.61	to	$15.95	$1,814	5.08%	1.00%	to	2.00%	-6.92%	to	-6.03%
	2019		137	$13.45	to	$17.01	$2,086	2.74%	1.00%	to	2.00%	21.78%	to	23.17%
	2018		166	$10.94	to	$13.85	$2,068	5.26%	1.00%	to	2.00%	-10.53%	to	-9.69%
	2017		203	$12.14	to	$15.37	$2,797	3.55%	1.00%	to	2.00%	8.32%	to	9.36%
VY® Clarion Real Estate Portfolio - Service Class
	2021		41	$37.80	to	$192.61	$1,939	1.78%	1.05%	to	2.00%	48.94%	to	50.36%
	2020		52	$25.38	to	$128.35	$1,647	2.06%	1.05%	to	2.00%	-8.44%	to	-7.51%
	2019		63	$25.81	to	$139.07	$2,139	2.18%	1.05%	to	2.60%	24.99%	to	26.78%
	2018		74	$20.65	to	$109.89	$1,984	2.69%	1.05%	to	2.60%	-9.90%	to	-8.61%
	2017		82	$22.92	to	$120.50	$2,404	2.07%	1.05%	to	2.60%	2.60%	to	4.06%
VY® Invesco Growth and Income Portfolio - Service Class
	2021		59	$27.12	to	$78.78	$1,950	1.46%	1.15%	to	1.85%	26.57%	to	27.44%
	2020		60	$21.28	to	$61.96	$1,607	1.74%	1.15%	to	1.85%	1.02%	to	1.72%
	2019		78	$20.30	to	$61.07	$2,077	2.58%	1.15%	to	1.85%	22.43%	to	23.28%
	2018		91	$16.50	to	$49.65	$1,947	1.48%	1.15%	to	1.85%	-15.22%	to	-14.55%
	2017		111	$19.37	to	$58.27	$2,783	1.92%	1.15%	to	1.85%	11.78%	to	12.59%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
	2021		269	$14.75	to	$36.43	$8,019	0.00%	1.00%	to	2.00%	-11.85%	to	-10.93%
	2020		301	$16.59	to	$40.93	$9,915	0.30%	1.00%	to	2.00%	30.73%	to	32.04%
	2019		374	$12.59	to	$31.01	$9,511	0.00%	1.00%	to	2.60%	28.53%	to	30.47%
	2018		380	$9.67	to	$23.79	$7,305	0.59%	1.00%	to	2.60%	-18.84%	to	-17.62%
	2017		468	$11.76	to	$28.88	$10,921	0.48%	1.00%	to	2.60%	39.51%	to	41.59%

46

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Morgan Stanley Global Franchise Portfolio - Service Class
	2021		107	$36.12	to	$48.87	$4,652	0.61%	1.05%	to	2.00%	19.23%	to	20.40%
	2020		130	$30.11	to	$40.59	$4,783	0.68%	1.05%	to	2.00%	11.01%	to	12.07%
	2019		151	$26.96	to	$36.22	$4,969	0.79%	1.05%	to	2.00%	26.73%	to	27.99%
	2018		170	$21.14	to	$28.30	$4,386	1.04%	1.05%	to	2.00%	-3.65%	to	-2.72%
	2017		202	$21.81	to	$29.09	$5,402	1.14%	1.05%	to	2.00%	23.33%	to	24.48%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
	2021		785	$34.49	to	$163.62	$32,371	0.76%	1.00%	to	2.00%	16.04%	to	17.22%
	2020		923	$29.54	to	$140.15	$32,555	1.19%	1.00%	to	2.00%	15.59%	to	16.80%
	2019		1,066	$25.35	to	$120.48	$32,380	1.46%	1.00%	to	2.00%	21.88%	to	23.15%
	2018		1,194	$20.63	to	$98.26	$29,608	2.11%	1.00%	to	2.00%	-1.50%	to	-0.52%
	2017		1,341	$20.78	to	$99.15	$33,731	1.14%	1.00%	to	2.00%	12.82%	to	13.99%
VY® T. Rowe Price International Stock Portfolio - Service Class
	2021		144	$13.62	to	$23.18	$3,001	0.62%	1.00%	to	2.00%	-0.87%	to	0.21%
	2020		167	$13.63	to	$23.94	$3,477	2.26%	1.00%	to	2.00%	12.21%	to	13.38%
	2019		195	$12.05	to	$21.14	$3,605	0.70%	1.00%	to	2.00%	25.09%	to	26.36%
	2018		240	$9.55	to	$16.73	$3,527	1.68%	1.00%	to	2.00%	-15.83%	to	-14.98%
	2017		280	$11.26	to	$19.69	$4,817	1.21%	1.00%	to	2.00%	25.31%	to	26.57%
Voya Global Bond Portfolio - Service Class
	2021		2	$13.57	to	$13.97	$30	2.63%	1.00%	to	1.20%	-6.15%	to	-5.99%
	2020		3	$14.46	to	$14.86	$46	2.17%	1.00%	to	1.20%	7.51%	to	7.76%
	2019		3	$13.45	to	$13.79	$46	1.75%	1.00%	to	1.20%	6.41%	to	6.57%
	2018		5	$12.64	to	$12.94	$68	2.80%	1.00%	to	1.20%	-3.36%	to	-3.14%
	2017		6	$13.08	to	$13.36	$75	2.33%	1.00%	to	1.20%	8.01%	to	8.27%
Voya International High Dividend Low Volatility Portfolio - Service Class
	2021		356	$11.61	to	$13.82	$4,685	2.09%	1.00%	to	2.00%	9.56%	to	10.66%
	2020		448	$10.51	to	$12.52	$5,357	3.11%	1.00%	to	2.00%	-2.95%	to	-1.91%
	2019		493	$10.74	to	$12.79	$6,040	1.79%	1.00%	to	2.00%	14.05%	to	15.30%
	2018		602	$9.34	to	$11.13	$6,448	1.91%	1.00%	to	2.00%	-16.79%	to	-16.02%
	2017		656	$11.14	to	$13.28	$8,417	1.78%	1.00%	to	2.00%	19.59%	to	20.72%
Voya Solution 2025 Portfolio - Service Class
	2021		35	$19.33	to	$19.90	$677	2.85%	1.00%	to	1.20%	9.33%	to	9.58%
	2020		37	$17.68	to	$18.16	$655	2.39%	1.00%	to	1.20%	12.18%	to	12.38%
	2019		59	$15.76	to	$16.16	$937	2.37%	1.00%	to	1.20%	16.74%	to	16.93%
	2018		62	$13.50	to	$13.82	$837	1.82%	1.00%	to	1.20%	-6.90%	to	-6.68%
	2017		108	$14.50	to	$14.81	$1,581	1.93%	1.00%	to	1.20%	13.90%	to	14.19%
Voya Solution 2035 Portfolio - Service Class
	2021		10	$21.34	to	$21.96	$219	2.63%	1.00%	to	1.20%	12.73%	to	12.90%
	2020		12	$18.93	to	$19.45	$238	1.78%	1.00%	to	1.20%	13.08%	to	13.34%
	2019		13	$16.74	to	$17.16	$212	2.04%	1.00%	to	1.20%	20.52%	to	20.68%
	2018		13	$13.89	to	$14.22	$180	2.08%	1.00%	to	1.20%	-9.45%	to	-9.25%
	2017		13	$15.34	to	$15.67	$205	1.57%	1.00%	to	1.20%	18.00%	to	18.26%
Voya Solution 2045 Portfolio - Service Class
	2021		1		$23.26		$20	0.00%		1.00%			16.07%
	2020		2		$20.04		$34	0.00%		1.00%			15.17%
	2019		2		$17.40		$30	3.57%		1.00%			22.62%
	2018		2		$14.19		$26	0.00%		1.00%			-11.15%
	2017		2		$15.96		$31	1.09%		1.00%			20.08%
47

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Income Portfolio - Service Class
	2021		4	$17.39	to	$17.90	$75	3.55%	1.00%	to	1.20%	5.14%	to	5.29%
	2020		6	$16.54	to	$17.00	$94	2.16%	1.00%	to	1.20%	10.56%	to	10.82%
	2019		6	$14.96	to	$15.34	$91	2.27%	1.00%	to	1.20%	11.81%	to	12.05%
	2018		6	$13.38	to	$13.69	$85	2.27%	1.00%	to	1.20%	-4.22%	to	-4.06%
	2017		6	$13.97	to	$14.27	$91	2.61%	1.00%	to	1.20%	7.96%	to	8.27%
Voya Solution Moderately Aggressive Portfolio - Service Class
	2021		575	$15.81	to	$16.70	$9,386	1.61%	1.15%	to	2.00%	14.81%	to	15.81%
	2020		628	$13.77	to	$14.42	$8,887	1.75%	1.15%	to	2.00%	11.68%	to	12.57%
	2019		709	$12.33	to	$12.81	$8,941	2.30%	1.15%	to	2.00%	20.18%	to	21.19%
	2018		787	$10.26	to	$10.57	$8,221	1.79%	1.15%	to	2.00%	-11.01%	to	-10.20%
	2017		875	$11.53	to	$11.77	$10,208	1.39%	1.15%	to	2.00%	15.76%	to	16.77%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
	2021		5	$32.99	to	$33.96	$154	0.63%	1.00%	to	1.20%	25.77%	to	26.01%
	2020		6	$26.23	to	$26.95	$161	1.21%	1.00%	to	1.20%	2.30%	to	2.51%
	2019		6	$25.64	to	$26.29	$169	1.50%	1.00%	to	1.20%	29.10%	to	29.32%
	2018		11	$19.86	to	$20.33	$230	0.90%	1.00%	to	1.20%	-15.38%	to	-15.19%
	2017		18	$23.47	to	$23.97	$434	0.99%	1.00%	to	1.20%	9.78%	to	10.00%
VY® Columbia Small Cap Value II Portfolio - Service Class
	2021		89	$25.24	to	$29.82	$2,380	0.27%	1.15%	to	1.85%	19.18%	to	32.71%
	2020		106	$18.73	to	$22.47	$2,140	0.55%	1.15%	to	2.00%	7.34%	to	8.29%
	2019		117	$16.38	to	$20.75	$2,185	0.33%	1.15%	to	2.60%	17.25%	to	18.78%
	2018		132	$13.97	to	$17.47	$2,084	0.24%	1.15%	to	2.60%	-19.76%	to	-18.67%
	2017		146	$17.41	to	$21.48	$2,840	0.29%	1.15%	to	2.60%	8.19%	to	9.64%
VY® Invesco Equity and Income Portfolio - Service Class
	2021		243	$23.70	to	$29.42	$6,545	1.16%	1.00%	to	1.85%	16.35%	to	17.36%
	2020		277	$20.21	to	$25.08	$6,375	1.41%	1.00%	to	1.85%	7.65%	to	8.56%
	2019		340	$18.68	to	$23.11	$7,245	1.81%	1.00%	to	1.85%	17.60%	to	18.58%
	2018		383	$15.78	to	$19.49	$6,898	1.69%	1.00%	to	2.00%	-11.50%	to	-10.58%
	2017		443	$17.68	to	$21.81	$8,959	1.60%	1.00%	to	2.00%	8.43%	to	9.52%
VY® Invesco Equity and Income Portfolio - Service 2 Class
	2021		301	$16.55	to	$17.51	$5,148	1.06%	1.15%	to	1.85%	16.22%	to	17.05%
	2020		346	$14.09	to	$14.96	$5,060	1.40%	1.15%	to	2.00%	7.31%	to	8.25%
	2019		387	$13.13	to	$13.82	$5,248	1.68%	1.15%	to	2.00%	17.23%	to	18.32%
	2018		432	$11.20	to	$11.68	$4,969	1.52%	1.15%	to	2.00%	-11.60%	to	-10.84%
	2017		532	$12.67	to	$13.10	$6,878	1.24%	1.15%	to	2.00%	8.26%	to	9.20%
VY® Invesco Global Portfolio - Initial Class
	2021		2	$40.36	to	$43.18	$65	0.00%	1.05%	to	1.45%	13.72%	to	14.17%
	2020		2	$35.49	to	$37.82	$58	1.83%	1.05%	to	1.45%	25.90%	to	26.45%
	2019		2	$27.36	to	$29.91	$51	0.00%	1.05%	to	1.65%	29.67%	to	30.38%
	2018		2	$21.10	to	$22.94	$41	2.20%	1.05%	to	1.65%	-14.64%	to	-14.08%
	2017		2	$24.72	to	$26.70	$50	1.14%	1.05%	to	1.65%	34.23%	to	35.05%
VY® Invesco Global Portfolio - Service Class
	2021		127	$29.06	to	$45.93	$5,212	0.00%	1.00%	to	2.00%	12.81%	to	13.98%
	2020		150	$25.55	to	$40.40	$5,388	0.84%	1.00%	to	2.00%	24.88%	to	26.14%
	2019		175	$20.29	to	$32.10	$5,028	0.20%	1.00%	to	2.00%	28.82%	to	30.14%
	2018		220	$15.63	to	$24.73	$4,927	1.36%	1.00%	to	2.00%	-15.11%	to	-14.26%
	2017		305	$18.26	to	$28.91	$7,845	0.93%	1.00%	to	2.00%	33.39%	to	34.75%

48

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
	2021		52	$29.90	to	$53.07	$2,072	0.64%	1.00%	to	1.85%	27.13%	to	28.20%
	2020		65	$23.42	to	$41.41	$2,009	0.97%	1.00%	to	1.85%	-1.57%	to	-0.74%
	2019		75	$23.66	to	$41.73	$2,342	0.93%	1.00%	to	1.85%	23.86%	to	24.99%
	2018		87	$18.97	to	$33.42	$2,180	1.11%	1.00%	to	2.00%	-13.95%	to	-13.08%
	2017		100	$21.87	to	$38.46	$2,860	0.57%	1.00%	to	2.00%	11.45%	to	12.55%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
	2021		43	$43.44	to	$44.72	$1,924	0.00%	1.00%	to	1.20%	12.22%	to	12.45%
	2020		49	$38.71	to	$39.77	$1,928	0.11%	1.00%	to	1.20%	29.86%	to	30.09%
	2019		51	$29.81	to	$30.57	$1,565	0.21%	1.00%	to	1.20%	35.19%	to	35.51%
	2018		58	$22.05	to	$22.56	$1,309	0.00%	1.00%	to	1.20%	-4.59%	to	-4.41%
	2017		72	$23.11	to	$23.60	$1,691	0.44%	1.00%	to	1.20%	22.99%	to	23.24%
Voya Strategic Allocation Conservative Portfolio - Class S
	2021		53	$17.90	to	$18.42	$973	2.44%	1.00%	to	1.20%	7.64%	to	7.78%
	2020		58	$16.63	to	$17.09	$996	2.26%	1.00%	to	1.20%	8.84%	to	9.13%
	2019		61	$15.28	to	$15.66	$955	1.78%	1.00%	to	1.20%	13.10%	to	13.31%
	2018		37	$13.51	to	$13.82	$507	2.47%	1.00%	to	1.20%	-5.39%	to	-5.21%
	2017		38	$14.28	to	$14.58	$546	2.33%	1.00%	to	1.20%	8.84%	to	9.05%
Voya Strategic Allocation Moderate Portfolio - Class S
	2021		6	$19.89	to	$20.48	$127	2.39%	1.00%	to	1.20%	12.18%	to	12.40%
	2020		7	$17.73	to	$18.22	$124	1.64%	1.00%	to	1.20%	11.09%	to	11.37%
	2019		7	$15.96	to	$16.36	$120	2.55%	1.00%	to	1.20%	17.53%	to	17.70%
	2018		8	$13.58	to	$13.90	$115	2.43%	1.00%	to	1.20%	-7.43%	to	-7.21%
	2017		9	$14.67	to	$14.98	$132	1.76%	1.00%	to	1.20%	12.93%	to	13.14%
Voya Growth and Income Portfolio - Class A
	2021		747	$30.18	to	$33.72	$23,880	0.57%	1.00%	to	2.00%	25.85%	to	27.10%
	2020		916	$23.98	to	$26.53	$23,090	0.89%	1.00%	to	2.00%	14.41%	to	15.60%
	2019		1,017	$20.96	to	$22.95	$22,326	1.20%	1.00%	to	2.00%	25.73%	to	27.01%
	2018		1,181	$16.67	to	$18.07	$20,523	1.36%	1.00%	to	2.00%	-6.82%	to	-5.84%
	2017		1,356	$17.88	to	$19.19	$25,149	1.32%	1.00%	to	2.00%	17.39%	to	18.59%
Voya Growth and Income Portfolio - Class I
	2021		39	$30.71	to	$31.38	$1,211	1.09%	1.25%	to	1.40%	27.16%	to	27.41%
	2020		40	$24.15	to	$24.63	$985	1.30%	1.25%	to	1.40%	15.66%	to	15.80%
	2019		41	$20.88	to	$21.27	$864	1.63%	1.25%	to	1.40%	27.08%	to	27.29%
	2018		44	$16.43	to	$16.71	$729	1.97%	1.25%	to	1.40%	-5.85%	to	-5.70%
	2017		45	$17.44	to	$17.72	$791	1.82%	1.25%	to	1.40%	18.71%	to	18.85%
Voya Growth and Income Portfolio - Class S
	2021		247	$27.20	to	$33.96	$7,383	0.78%	1.00%	to	2.00%	26.16%	to	27.43%
	2020		319	$21.56	to	$26.65	$7,476	1.02%	1.00%	to	2.00%	14.62%	to	15.77%
	2019		388	$18.81	to	$23.02	$7,887	1.33%	1.00%	to	2.00%	25.99%	to	27.25%
	2018		497	$14.93	to	$18.09	$8,004	1.53%	1.00%	to	2.00%	-6.63%	to	-5.63%
	2017		592	$15.99	to	$19.17	$10,126	1.49%	1.00%	to	2.00%	17.66%	to	18.85%
Voya Global High Dividend Low Volatility Portfolio - Class S
	2021		593	$14.13	to	$16.27	$8,962	2.35%	1.00%	to	2.00%	18.24%	to	19.37%
	2020		683	$11.95	to	$13.63	$8,677	2.03%	1.00%	to	2.00%	-3.08%	to	-2.08%
	2019		775	$12.33	to	$13.92	$10,120	2.46%	1.00%	to	2.00%	18.90%	to	20.21%
	2018		707	$10.37	to	$11.58	$7,730	4.57%	1.00%	to	2.00%	-10.91%	to	-10.02%
	2017		808	$11.63	to	$12.87	$9,876	2.16%	1.00%	to	2.00%	21.00%	to	22.22%
49

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus LargeCap Portfolio - Class S
	2021		78	$33.02	to	$39.98	$2,908	0.82%	1.00%	to	1.85%	26.56%	to	27.68%
	2020		84	$25.92	to	$31.47	$2,468	1.22%	1.00%	to	1.85%	13.45%	to	14.44%
	2019		94	$22.69	to	$27.61	$2,430	1.41%	1.00%	to	1.85%	27.33%	to	28.42%
	2018		111	$17.70	to	$21.60	$2,256	1.16%	1.00%	to	1.85%	-8.73%	to	-7.97%
	2017		109	$19.28	to	$23.58	$2,402	1.34%	1.00%	to	1.85%	22.00%	to	23.06%
Voya Index Plus MidCap Portfolio - Class S
	2021		79	$28.87	to	$45.38	$2,853	0.70%	1.00%	to	1.85%	25.11%	to	26.20%
	2020		89	$22.92	to	$35.97	$2,562	1.08%	1.00%	to	1.85%	5.98%	to	6.90%
	2019		110	$21.49	to	$33.67	$2,968	1.07%	1.00%	to	1.85%	24.44%	to	25.46%
	2018		146	$17.16	to	$26.84	$3,182	0.80%	1.00%	to	1.85%	-16.13%	to	-15.37%
	2017		—	$20.32	to	$31.74	$4,531	1.12%	1.00%	to	1.85%	11.17%	to	12.16%
Voya Index Plus SmallCap Portfolio - Class S
	2021		72	$26.38	to	$41.43	$2,390	0.53%	1.00%	to	1.85%	25.78%	to	26.81%
	2020		82	$20.84	to	$32.74	$2,164	0.78%	1.00%	to	1.85%	3.14%	to	4.08%
	2019		116	$20.06	to	$31.55	$2,984	0.76%	1.00%	to	1.85%	19.31%	to	20.36%
	2018		130	$16.71	to	$26.28	$2,791	0.67%	1.00%	to	1.85%	-14.24%	to	-13.51%
	2017		153	$19.35	to	$30.46	$3,797	0.64%	1.00%	to	1.85%	7.59%	to	8.51%
Voya International Index Portfolio - Class A
	2021		858	$12.65	to	$13.71	$11,348	1.73%	1.00%	to	2.00%	8.21%	to	9.33%
	2020		1,007	$11.69	to	$12.54	$12,239	2.03%	1.00%	to	2.00%	5.13%	to	6.18%
	2019		1,154	$11.12	to	$11.81	$13,266	2.65%	1.00%	to	2.00%	18.42%	to	19.66%
	2018		1,351	$9.39	to	$9.87	$13,038	2.40%	1.00%	to	2.00%	-15.78%	to	-14.91%
	2017		1,558	$11.15	to	$11.60	$17,759	1.98%	1.00%	to	2.00%	21.72%	to	22.88%
Voya International Index Portfolio - Class S
	2021		47	$11.79	to	$24.13	$632	1.91%	1.00%	to	1.85%	8.56%	to	9.48%
	2020		51	$10.86	to	$22.04	$627	2.25%	1.00%	to	1.85%	5.64%	to	6.58%
	2019		54	$10.28	to	$20.68	$619	3.02%	1.00%	to	1.85%	18.84%	to	19.81%
	2018		89	$8.65	to	$17.26	$837	2.57%	1.00%	to	1.85%	-15.53%	to	-14.72%
	2017		100	$10.23	to	$20.24	$1,112	2.51%	1.00%	to	1.85%	22.34%	to	23.26%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
	2021		226	$70.81	to	$80.56	$17,234	0.31%	1.00%	to	2.00%	27.75%	to	29.06%
	2020		303	$55.43	to	$62.42	$17,922	0.33%	1.00%	to	2.00%	19.68%	to	36.74%
	2019		222	$40.95	to	$45.65	$9,639	0.40%	1.00%	to	2.00%	32.78%	to	34.11%
	2018		105	$30.84	to	$34.04	$3,413	0.93%	1.00%	to	2.00%	-3.20%	to	-2.18%
	2017		110	$31.86	to	$34.80	$3,682	0.91%	1.00%	to	2.00%	28.31%	to	29.61%
Voya Russell™ Large Cap Index Portfolio - Class S
	2021		354	$34.07	to	$57.11	$13,202	0.91%	1.05%	to	1.85%	24.80%	to	25.80%
	2020		419	$27.30	to	$45.56	$12,421	1.18%	1.05%	to	1.85%	19.32%	to	20.31%
	2019		466	$22.88	to	$38.01	$11,473	1.29%	1.05%	to	1.85%	28.54%	to	29.56%
	2018		721	$17.80	to	$29.44	$13,640	1.40%	1.05%	to	1.85%	-5.47%	to	-4.71%
	2017		765	$18.83	to	$30.99	$15,279	1.42%	1.05%	to	1.85%	20.00%	to	20.98%
Voya Russell™ Large Cap Value Index Portfolio - Class I
	2021		18	$17.16	to	$17.32	$309	2.08%	1.25%	to	1.40%	21.27%	to	21.46%
	2020		19	$14.15	to	$14.26	$269	1.12%	1.25%	to	1.40%	0.07%	to	0.21%
	2019		19	$14.14	to	$14.23	$265	2.44%	1.25%	to	1.40%	24.14%	to	24.28%
	2018		20	$11.39	to	$11.45	$227	2.40%	1.25%	to	1.40%	-7.92%	to	-7.74%
	2017		22	$12.37	to	$12.41	$272	2.08%	1.25%	to	1.40%	11.84%	to	12.00%

50

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Fund					Net	Investment
		Inception	Units	Unit Fair Value			Assets	Income	Expense RatioC			Total ReturnD
Division	Year	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class S
	2021		507	$17.11	to	$38.56	$15,237	1.97%	1.00%	to	1.85%	20.47%	to	21.53%
	2020		585	$14.11	to	$31.75	$14,381	0.87%	1.00%	to	2.00%	-0.84%	to	0.14%
	2019		645	$14.11	to	$31.71	$15,863	1.17%	1.00%	to	2.00%	23.12%	to	24.37%
	2018		448	$11.37	to	$25.51	$8,147	2.11%	1.00%	to	2.00%	-8.72%	to	-7.81%
	2017		—	$12.35	to	$27.68	$10,255	1.85%	1.00%	to	2.00%	10.94%	to	12.09%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
	2021		256	$15.04	to	$61.84	$12,748	0.02%	1.00%	to	2.00%	9.77%	to	10.87%
	2020		342	$13.59	to	$55.79	$15,590	0.16%	1.00%	to	2.00%	31.83%	to	33.27%
	2019		392	$10.22	to	$41.91	$13,589	0.25%	1.00%	to	2.00%	31.85%	to	32.97%
	2018		111	$28.67	to	$31.18	$3,365	0.42%	1.15%	to	2.00%	-7.28%	to	-6.45%
	2017		116	$30.91	to	$33.33	$3,761	0.74%	1.15%	to	2.00%	21.84%	to	22.94%
Voya Russell™ Mid Cap Index Portfolio - Class S
	2021		125	$30.87	to	$34.51	$4,038	0.85%	1.05%	to	1.85%	19.56%	to	20.54%
	2020		156	$25.82	to	$28.63	$4,207	0.98%	1.05%	to	1.85%	14.15%	to	15.07%
	2019		177	$22.62	to	$24.88	$4,140	1.34%	1.05%	to	1.85%	27.36%	to	28.38%
	2018		205	$17.47	to	$19.38	$3,764	1.23%	1.05%	to	2.00%	-11.36%	to	-10.48%
	2017		243	$19.71	to	$21.65	$5,011	1.26%	1.05%	to	2.00%	15.33%	to	16.40%
Voya Russell™ Small Cap Index Portfolio - Class S
	2021		271	$26.95	to	$30.77	$7,844	0.49%	1.05%	to	2.00%	11.78%	to	12.83%
	2020		329	$24.11	to	$27.27	$8,473	0.81%	1.05%	to	2.00%	16.93%	to	18.10%
	2019		366	$20.62	to	$23.09	$7,990	0.55%	1.05%	to	2.00%	22.30%	to	23.48%
	2018		205	$16.86	to	$18.70	$3,631	0.89%	1.05%	to	2.00%	-13.23%	to	-12.37%
	2017		219	$19.43	to	$21.34	$4,456	0.82%	1.05%	to	2.00%	11.73%	to	12.79%
Voya Small Company Portfolio - Class S
	2021		72	$26.47	to	$29.17	$2,030	0.00%	1.00%	to	1.85%	12.35%	to	13.34%
	2020		115	$23.56	to	$25.78	$2,877	0.23%	1.00%	to	1.85%	9.99%	to	10.90%
	2019		108	$21.42	to	$23.28	$2,426	0.13%	1.00%	to	1.85%	23.53%	to	24.60%
	2018		125	$17.34	to	$18.71	$2,272	0.26%	1.00%	to	1.85%	-17.62%	to	-16.91%
	2017		145	$20.74	to	$22.55	$3,168	0.13%	1.00%	to	2.00%	8.81%	to	9.92%
Voya U.S. Bond Index Portfolio - Class S
	2021		314	$11.72	to	$13.47	$4,001	1.83%	1.00%	to	2.00%	-4.09%	to	-3.09%
	2020		407	$12.22	to	$13.90	$5,377	2.45%	1.00%	to	2.00%	4.89%	to	5.95%
	2019		360	$11.65	to	$13.12	$4,512	2.12%	1.00%	to	2.00%	5.81%	to	6.93%
	2018		339	$11.01	to	$12.27	$3,990	2.03%	1.00%	to	2.00%	-2.57%	to	-1.60%
	2017		398	$11.30	to	$12.47	$4,774	2.01%	1.00%	to	2.00%	0.89%	to	1.89%
Voya MidCap Opportunities Portfolio - Class S
	2021		301	$36.86	to	$46.62	$12,084	0.00%	1.00%	to	2.00%	9.57%	to	10.71%
	2020		338	$33.64	to	$42.11	$12,334	0.07%	1.00%	to	2.00%	37.98%	to	39.39%
	2019		411	$24.38	to	$30.21	$10,792	0.13%	1.00%	to	2.00%	26.45%	to	27.74%
	2018		521	$19.28	to	$23.65	$10,743	0.00%	1.00%	to	2.00%	-9.53%	to	-8.62%
	2017		618	$21.31	to	$25.88	$14,036	0.00%	1.00%	to	2.00%	22.26%	to	23.53%
Voya SmallCap Opportunities Portfolio - Class S
	2021		11	$30.37	to	$42.31	$370	0.00%	1.00%	to	1.45%	2.87%	to	3.34%
	2020		13	$29.45	to	$41.05	$434	0.00%	1.00%	to	1.45%	24.21%	to	24.83%
	2019		17	$23.64	to	$32.97	$441	0.00%	1.00%	to	1.45%	23.59%	to	24.12%
	2018		20	$19.09	to	$26.63	$427	0.00%	1.00%	to	1.85%	-17.65%	to	-16.93%
	2017		28	$23.02	to	$32.14	$752	0.00%	1.00%	to	2.00%	16.12%	to	17.26%

51

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees Note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

(c)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.

52

Report of Independent Auditors

The Board of Directors and Stockholder
ReliaStar Life Insurance Company of New York

We have audited the accompanying statutory-basis financial statements of ReliaStar Life Insurance Company of New York, which comprise the balance sheets as of December 31, 2021 and 2020, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2021, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the New York Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor's Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.

•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

March 28, 2022

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2021	2020
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$1,197,479	$1,619,561
Bonds - securities loaned and pledged	41,117	37,804
Preferred stocks	5,369	3,634
Common stocks	2,038	1,679
Mortgage loans	124,163	188,448
Contract loans	66,592	95,236
Securities lending collateral	39,929	10,298
Derivatives	253	5,359
Other invested assets	4,980	3,825
Cash and short term investments	38,946	103,988
Total cash and invested assets	1,520,866	2,069,832
Deferred and uncollected premiums	(7,128)	2,039
Accrued investment income	11,233	16,211
Reinsurance balances recoverable	75,308	14,180
Indebtedness from related parties	—	371
Net deferred tax asset	18,413	31,665
Other assets	1,655	1,721
Separate account assets	638,269	646,461
Total admitted assets	$2,258,616	$2,782,480

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2021	2020
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$982,086	$1,688,219
Accident and health reserves	17,158	19,926
Deposit type contracts	58,055	69,721
Policyholders’ funds	115	428
Dividends payable	1,199	1,296
Policy and contract claims	26,043	48,601
Total policy and contract liabilities	1,084,656	1,828,191

Interest maintenance reserve	5,785	2,161
Accounts payable and accrued expenses	1,090	2,352
Reinsurance balances	16,527	—
Indebtedness to related parties	16,423	14,343
Current federal income taxes payable (including $6,841 and $163 on realized capital gains at December 31, 2021 and 2020, respectively)	5,509	7,215
Asset valuation reserve	1,903	1,761
Net transfers from separate accounts due or accrued	(348)	(289)
Derivatives	856	7,512
Payable for securities lending	39,929	10,298
Other liabilities	14,980	19,357
Separate account liabilities	638,269	646,461
Total liabilities	1,825,579	2,539,362

Capital and surplus:
Common stock: $2.00 par value; 1,377,863 shares authorized, issued
and outstanding	2,756	2,756
Paid in and contributed surplus	228,881	228,881
Unassigned surplus	201,400	11,481
Total capital and surplus	433,037	243,118
Total liabilities and capital and surplus	$2,258,616	$2,782,480

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations – Statutory Basis

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$(928,785)	$131,966	$130,681
Considerations for supplementary contracts with life contingencies	(93,860)	22,584	13,463
Net investment income	66,904	95,588	93,768
Amortization of interest maintenance reserve	(265)	(724)	(931)
Commissions, expense allowances and reserve adjustments on reinsurance ceded	433,460	11,395	11,916
Other revenue	16,770	15,386	16,141
Total premiums and other revenues	(505,776)	276,195	265,038
Benefits paid or provided:
Death benefits	59,312	98,741	92,680
Annuity benefits	5,901	33,449	25,248
Surrender benefits and withdrawals	39,143	78,650	114,767
Interest and adjustments on contract or deposit-type contract funds	2,573	2,709	2,595
Accident and health benefits	39,009	56,258	41,458
Other benefits	1,614	10,922	9,410
(Decrease) increase in life, annuity and accident and health reserves	(708,902)	32,530	(32,780)
Net transfers from separate accounts	(88,504)	(75,180)	(89,240)
Total benefits paid or provided	(649,854)	238,079	164,138
Insurance expenses and other deductions:
Commissions	8,859	8,865	9,728
General expenses	22,783	38,351	41,268
Insurance taxes, licenses and fees	5,070	6,216	6,652
Gains released from interest maintenance reserve	(85,565)	—	—
Deferred gain on reinsurance	103,888	—	—
Other deductions	2,993	1,574	523
Total insurance expenses and other deductions	58,028	55,006	58,171
Gain (loss) from operations before policyholder dividends, federal income taxes and net realized capital gains (losses)	86,050	(16,890)	42,729
Dividends to policyholders	1,094	1,269	1,220
Gain (Loss) from operations before federal income taxes and net realized capital gains (losses)	84,956	(18,159)	41,509
Federal income tax (benefit) expense	(22,031)	3,690	9,915
Gain (loss) from operations before net realized capital gains (losses)	106,987	(21,849)	31,594
Net realized capital gains (losses)	2,338	2,738	(18,021)
Net income (loss)	$109,325	$(19,111)	$13,573

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Capital and Surplus – Statutory Basis

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,756	$2,756	$2,756

Paid in and contributed surplus:
Balance at beginning and end of year	228,881	228,881	228,881

Unassigned surplus:
Balance at beginning of year	11,481	71,725	47,114
Net income (loss)	109,325	(19,111)	13,573
Change in net unrealized capital gains (losses)	2,132	(13,570)	3,220
Change in nonadmitted assets	38,424	(15,334)	3,962
Change in reserve on account of change in valuation basis	—	(14,749)	—
Change in reserve on account of change in SA valuation basis	—	1,311	—
Change in liability for reinsurance in unauthorized companies	(6,664)	212	(195)
Change in asset valuation reserve	(142)	(500)	4,987
Change in net deferred income tax	(50,597)	7,919	2,896
Deferred gain on reinsurance of existing business	103,888	—	—
Amortization of gain on reinsurance	(9,270)	(2,885)	(2,885)
Cumulative effect of change in accounting principle	—	(3,537)	—
Prior period adjustment	2,822	—	(947)
Balance at end of year	201,399	11,481	71,725
Total capital and surplus	$433,036	$243,118	$303,362

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statement of Cash Flows—Statutory Basis

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$108,301	$131,553	$128,131
Net investment income received	67,638	94,446	93,976
Commissions and expenses paid	(43,521)	(73,448)	(49,494)
Benefits paid	(244,064)	(258,065)	(288,763)
Net transfers from separate accounts	88,611	73,989	89,654
Dividends paid to policyholders	(1,187)	(1,217)	(1,211)
Federal income taxes recovered (paid)	11,664	2,272	(1,987)
Miscellaneous (loss) income	(12,418)	46,301	38,739
Net cash (used in) provided by operations	(24,976)	15,831	9,045

Investment Activities
Proceeds from investments sold, matured, or repaid:
Bonds	235,093	317,224	293,236
Stocks	4,235	897	—
Mortgage loans	14,468	9,343	25,025
Other invested assets	13	14	34
Net gain on cash and short term investments	50	—	—
Miscellaneous proceeds	1,985	35,004	744
Total investment proceeds	255,844	362,482	319,039

Cost of investments acquired:
Bonds	268,601	274,645	295,627
Stocks	5,389	725	1,050
Mortgage loans	—	6,000	13,850
Other invested assets	1,159	—	—
Miscellaneous applications	12,699	31,228	27,823
Total cost of investments acquired	287,848	312,598	338,350
Net decrease in contract loans	3,638	3,204	5,232
Net cash (used in) provided by investment activities	(28,366)	53,088	(14,079)

Financing and Miscellaneous Activities
Other cash (applied) provided:
Net (withdrawals) deposits on deposit type contracts	(11,667)	(1,827)	1,640
Other cash (applied) provided	(33)	(2,046)	446
Net cash (used) provided in financing and miscellaneous activities	(11,700)	(3,873)	2,086
Net (decrease) increase in cash and short term investments	(65,042)	65,046	(2,948)
Cash and short term investments:
Beginning of year	103,988	38,942	41,890
End of year	$38,946	$103,988	$38,942

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Reinsurance asset transfer	$643,923	$—	$—
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1.Organization and Significant Accounting Policies
ReliaStar Life Insurance Company of New York (the "Company") is domiciled in New York and is a wholly owned subsidiary of ReliaStar Life Insurance Company ("ReliaStar"), an insurance company domiciled in Minnesota. ReliaStar is a wholly owned subsidiary of Voya Holdings Inc. (“Voya Holdings”), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the “Individual Life Transaction”) pursuant to a Master Transaction Agreement dated December 18, 2019 (the "Resolution MTA") with Resolution Life U.S. Holdings Inc. ("Resolution Life US"), pursuant to which Resolution Life US acquired all of the shares of the capital stock of Security Life of Denver Insurance Company (“SLD”) and Security Life of Denver International Limited ("SLDI") as well as several subsidiaries of SLD and one subsidiary of SLDI. As part of the Individual Life Transaction, Voya Financial, Inc. reinsured to SLD certain in scope individual life insurance and annuities business of several of the Company’s affiliates, including a 75% quota share of the Company’s in-scope individual life, annuity, and employee benefit business. The Company remains a subsidiary of Voya Financial, Inc. This transaction resulted in the disposition of substantially all of the Voya Financial, Inc.’s life insurance and legacy non-retirement annuity businesses and related assets. As of January 4, 2021, SLD and SLDI as well as several subsidiaries of SLD and one subsidiary of SLDI are no longer affiliates of the Company.

As a result of the transaction the Company reinsured $693 of policyholder liabilities under indemnity coinsurance and modified coinsurance arrangements. The Company ceded $1,048 in premiums and recognized a $104 deferred gain.

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING.  Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Description of Business

The Company principally provides and distributes life insurance and related financial services products, including group life, and health products and services. The Company’s strategy is to offer a wide variety of products and services designed to address customers’ needs for financial security, especially tax advantaged savings for retirement and protection in the event of death. The Company is presently licensed in all 50 states and the District of Columbia.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles

The Company prospectively adopted VM-20 effective January 1, 2020 for new sales of certain employee benefits life insurance policies, as required by the valuation manual.

Commissioners Annuity Reserve Valuation Method ("CARVM") for variable annuities is interpreted in Actuarial Guidance 43 ("AG43") which first became effective on December 31, 2009 for all variable annuity contracts issued on or after January 1, 1981.  AG43 was subsequently incorporated in Valuation Manual 21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). VM-21, which was initially very similar to AG 43, was effective for all variable annuity contracts issued on or after January 1, 2017. The Company has not sold variable annuity contracts since 2009.  AG43 was revised in 2019, effective January 1, 2020.  As a result of the revisions, AG43 reserve guidance is essentially identical to the VM-21 reserve guidance.  The Company adopted the revisions effective January 1, 2020.  The 2020 revisions include provision for an optional phase-in.  The Company has not elected the phase-in.  The 2020 revisions include a new standard projection amount.  Of the two options available for calculation of the standard projection amount, the Company has elected the Conditional Tail Expectation ("CTE") with Prescribed Assumptions ("CTEPA") method.  For the Company, there is an additional New York Floor which follows AG43 standard scenario with adjustments to the prescribed assumptions established by New York Department of Financial Services. The net impact of the revisions to surplus is a decrease of $18.3. Impact to the separate account change in valuation basis is an increase of $1.3.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Correction of Errors

In 2021, the Company determined that it had overstated its Current Federal Income Tax Payable by $2.8. To correct the error, the Company recognized a cumulative prior period adjustment increase to surplus of $2.8 in accordance with the provisions of SSAP No. 3, Accounting Changes and Corrections of Errors. The impact of this error was an overstatement of 2020 net income by $.7.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services ("NYDFS"), which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the National Association of Insurance Commissioners ("NAIC").

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other–than-temporary. When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company invests in structured securities, including residential mortgage backed securities/ collateralized mortgage obligations ("CMO"), asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a designation assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur.

For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, the Company’s fixed maturities are designated at purchase as trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Fixed maturity investments are reported at fair value. For FVO securities or those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. For available-for-sale securities for which the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Changes in the allowance for credit losses are recorded in the statements of operations.

Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is recorded directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of allowance for credit losses. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The change in the allowance for credit losses is recorded in net realized capital gains (losses) in the statements of operations. Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.
SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.
U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.
Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation method (“CRVM”) using statutory rates for mortality and interest.

Under U.S. GAAP, policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed IMR, non operating systems software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101.  See Deferred Income Taxes above.

Policyholder Dividends: Policyholder dividends are recognized when declared.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost using the yield to worst method or the lower of cost or fair market value. The Company does not have any SVO-Identified investments as defined in SSAP No. 26R, Bonds-Revised.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair market value. Amortized cost is determined using the interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities, the retrospective adjustments methodology is utilized, including agency and non-agency pools.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Redeemable preferred stocks rated as medium quality or better are valued at amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value and Perpetual preferred stocks are reported at its fair value with a ceiling of its effective call price.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial cash and/or non-cash collateral is required at a rate of 102% of the market value of the loaned securities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty’s ability to return securities pledged where collateral is insufficient to cover the loss. Under the securities lending program, the Company also accepts non-cash collateral in the form of securities. The securities retained as collateral may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance Sheet. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and Mortgage-Backed Securities pools.

Short term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are included in the AVR. The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

Equity Contracts:

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company may also use futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the Fixed Indexed Annuities ("FIA") contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Options: The Company used equity options to hedge against an increase in various equity indices. Such increases resulted in increased payments to the holders of the FIA contracts. The Company paid an upfront premium to purchase these options. The Company utilized these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Interest Rate Contracts:

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Interest rate swaps: Interest rate swaps were used by the Company primarily to reduce market risks from changes in interest rates. Using interest rate swaps, the Company agreed with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions were entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilized these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Total return swaps: The Company uses total return swaps as a hedge of interest related risks within various Legacy Annuity products. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic performance of assets or a market index and a fixed or variable funding multiplied by reference to an agreed upon notional amount., No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value of the related insurance/annuity policy.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.00% to 9.50% for 2021.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $9.4 and $10.1 for any surrender value promised in excess of the legally computed reserves at December 31, 2021 and 2020, respectively.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the NYDFS, is $2.3 billion and $2.2 billion at December 31, 2021 and 2020, respectively. The amount of premium deficiency reserves for life policies on which gross premiums are less than the net premiums is $30.8 and $28.3 at December 31, 2021 and 2020, respectively.

Liability carried for premium deficiency reserves was $7.6 and $9.8 at December 31, 2021 and 2020, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

Participating Insurance: Participating business approximates less than 1% of the Company’s ordinary life insurance in force and less than 2% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Benefit Plans: The Company, through its parent or affiliates, provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company, through its parent or affiliates, also provides a contributory retirement plan for substantially all employees.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2021	2020
	(In Thousands)
Deferred federal income taxes	$37,526	$75,371
Receivables from parents, subsidiaries and affiliates	350	—
Deferred and uncollected premiums	355	1,259
Reinsurance recoverable	97	234
Other - suspense and clearing	236	122
Total nonadmitted assets	$38,564	$76,986

Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2021. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2021.

Guaranteed Benefits: For variable annuity guarantees, Valuation Manual 21 ("VM21") is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities. Minimum reserves are equal to a stochastic reserve plus an additional standard projection amount. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Projected Amount are prescribed. All other assumptions are set by the actuary using prudent best-estimates except for prescribed asset defaults and spreads. Furthermore, NYDFS adopted an amendment to NY Regulation 213 ("NY Reg 213") effective January 1, 2020 which requires an additional floor reserve for NY entities. At adoption and at year end 2020, the NY Reg 213 reserve was higher than the VM-21 reserves; therefore, the Company recorded the amounts equal to the NY Reg 213 reserves.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

2.    Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYDFS. The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York. The New York Superintendent of Financial Services ("Superintendent") has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the New York Department of Financial Services.

The NYDFS superintendent approved a permitted accounting practice that allows the Company to hold reserves computed in accordance with VM-A and VM-C for individual term life policies that convert into universal life policies, instead of Valuation Manual 20: Requirements for Principle-Based Reserves for Life Products ("VM-20") reserves as required by the valuation manual. As of December 31, 2021, there were 56 such policies with total face amount of $11.9 and minimal reserves.

Other than the permitted practice above, Company did not have any prescribed or permitted practices as of December 31, 2021.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

3.    Investments
Bonds and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2021
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$25,206	$4,547	$82	$29,671
Foreign other (par value - $249,299)	250,477	30,028	825	279,680
Foreign government (par value - $10,855)	11,953	1,336	184	13,105
Corporate securities	571,930	97,521	1,445	668,006
Residential mortgage backed securities	75,194	1,453	901	75,746
Commercial mortgage backed securities	211,084	6,414	1,174	216,325
Other asset backed securities	92,752	2,362	316	94,798
Total bonds	1,238,595	143,661	4,927	1,377,331
Preferred stocks	4,772	721	26	5,467
Common stocks	1,899	378	239	2,038
Total equity securities	6,671	1,099	265	7,505
Total	$1,245,266	$144,760	$5,192	$1,384,834

At December 31, 2020
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$48,393	$12,263	$7	$60,649
Foreign other (par value - $313,532)	312,242	51,742	1,669	362,315
Foreign government (par value - $18,845)	20,475	3,211	5	23,681
Corporate securities	856,920	202,993	983	1,058,930
Residential mortgage backed securities	99,877	4,312	150	104,039
Commercial mortgage backed securities	232,084	13,300	1,732	243,652
Other asset backed securities	87,384	3,870	181	91,073
Total bonds	1,657,375	291,691	4,727	1,944,339
Preferred stocks	3,634	779	—	4,413
Common stocks	808	870	—	1,678
Total equity securities	4,442	1,649	—	6,091
Total	$1,661,817	$293,340	$4,727	$1,950,430

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2021	2020
	(In Thousands)
Cost or amortized cost	$1,238,595	$1,657,375
Adjustment for below investment grade bonds	1	(10)
Carrying value	$1,238,596	$1,657,365

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2021
Fair value	$151,360	$32,842	$29,349	$213,551
Unrealized loss	2,045	1,414	1,468	4,927

At December 31, 2020
Fair value	$30,384	$74,772	$9,293	$114,449
Unrealized loss	1,110	3,131	486	4,727

The amortized cost and fair value of investments in bonds at December 31, 2021, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$35,352	$35,785
Due after 1 year through 5 years	131,076	138,900
Due after 5 years through 10 years	187,977	206,658
Due after 10 years	505,161	609,119
	859,566	990,462
Residential mortgage-backed securities	75,194	75,746
Commercial mortgage-backed securities	211,084	216,325
Other asset-backed securities	92,752	94,798
Total	$1,238,595	$1,377,331

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Pre-2008 vintage subprime and Alt-A mortgage collateral continues to reflect a housing market entrenched in recovery. While collateral losses continue to be realized, the pace and magnitude at which losses are being realized are steadily decreasing. Serious delinquencies and other measures of performance, like prepayments and loan defaults, have also displayed sustained periods of improvement. Reflecting these fundamental improvements, related bond prices and sector liquidity have increased substantially since the credit crisis. More broadly, home prices have moved steadily higher, further supporting bond payment performance. Year-over-year home price measures, while at a lower magnitude than experienced in the years following the trough in home prices, have stabilized at sustainable levels, when measured on a nationwide basis. While certain geographies began to show signs of slowing in the fourth quarter, this backdrop overall remains supportive of continued improvement in overall borrower payment behavior. In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.

While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments as of December 31, 2021, 2020, and 2019, respectively:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2021
Residential mortgage-backed securities	$331	$311	$345	$—
Structured securities	109	72	104	—
Total	$440	$383	$449	$—

December 31, 2020
Residential mortgage-backed securities	$430	$415	$443	$—
Structured securities	132	90	128	1
Total	$562	$505	$571	$1

December 31, 2019
Residential mortgage-backed securities	$485	$473	$494	$—
Structured securities	142	94	132	—
Total	$627	$567	$626	$—

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2021 or 2020.

The following table shows prepayment penalty and acceleration fees at December 31, 2021 and 2020:

	General Account	Separate Account
	(In Thousands)
2021
Number of CUSIPs	82	—
Aggregate Amount of Investment Income	$838	$—

2020
Number of CUSIPs	49	—
Aggregate Amount of Investment Income	$1,542	$—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

There were no 5GI Securities as of December 31, 2021 and 2020.

Mortgage Loans

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The Company did not initiate new mortgage loans during 2021.

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2021 and 2020.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2021 and 2020:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2021
Recorded investment (all)
Current	$—	$—	$—	$—	$124,163	$—	$124,163
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$82,501	$—	$82,501

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2020
Recorded investment (all)
Current	$—	$—	$—	$—	$188,448	$—	$188,448
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—

Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—%	—%	—%	—%	—%	—%	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$140,525	$—	$140,525

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2021 and 2020:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(in Thousands)
December 31, 2021
Average Recorded investment	$—	$—	$—	$—	$4,937	$—	$4,937
Interest income Recognized	—	—	—	—	195	—	195
Recorded Investments on Nonaccrual Status	—	—	—	—	—	—	—
Amount of Interest Income Recognized using a Cash-Basis Method of Accounting	—	—	—	—	195	—	195

December 31, 2020
Average Recorded investment	$—	$—	$—	$—	$—	$—	$—
Interest income Recognized	—	—	—	—	—	—	—
Recorded Investments on Nonaccrual Status	—	—	—	—	—	—	—
Amount of Interest Income Recognized using a Cash-Basis Method of Accounting	—	—	—	—	—	—	—

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2021 and 2020.

The Company has no mortgage loans derecognized as a result of foreclosure as of December 31, 2021 and 2020.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	December 31
	2021	2020	2019
	(In Thousands)
Realized capital gains (losses)	$102,746	$5,677	$(23,425)
Amount transferred to IMR (net of related taxes of $23,638 in 2021, $1,542 in 2020, and $(322) in 2019)	(88,924)	(5,803)	1,213
Federal income tax (expense) benefit	(11,483)	2,863	4,191
Net realized capital gains (losses)	$2,339	$2,737	$(18,021)

Realized capital losses include losses of $0.6, $4.2 and $1.7 related to securities that have experienced an other-than-temporary decline in value during 2021, 2020 and 2019, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $718.2, $225.7 and $190.2 in 2021, 2020 and 2019, respectively. Gross gains of $109.5, $13.2 and $1.7 and gross losses of $1.2, $4.1 and $1.6 during 2021, 2020 and 2019, respectively, were realized on those sales. A portion of the gains and losses realized in 2021, 2020 and 2019 has been deferred to future periods in the IMR.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI recognized in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) during 2021 due to intent to sell or inability or lack of intent to hold to recovery.

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
(In Thousands)
First quarter:
Aggregate intent to sell	$49	$1	$—	$48
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$49	$1	$—	$48

Second quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$—	$—	$—	$—

Third quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$—	$—	$—	$—

Fourth quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$—	$—	$—	$—

Total	N/A	$1	$—	N/A

The following table discloses in aggregate the OTTI recognized in accordance with structured securities subject to SSAP No. 43R during 2020 due to intent to sell or inability or lack of intent to hold to recovery.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$—	$—	$—	$—

Second quarter:
Aggregate intent to sell	$20,284	$2,032	$—	$18,252
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$20,284	$2,032	$—	$18,252

Third quarter:
Aggregate intent to sell	$3,988	$113	$—	$3,875
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$3,988	$113	$—	$3,875

Fourth quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$—	$—	$—	$—

Total	N/A	$2,145	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI recognized in accordance with structured securities subject to SSAP No. 43R during 2019 due to intent to sell or inability or lack of intent to hold to recovery.

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
(In Thousands)
First quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$—	$—	$—	$—

Second quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$—	$—	$—	$—

Third quarter:
Aggregate intent to sell	$—	$—	$—	$—
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$—	$—	$—	$—

Fourth quarter:
Aggregate intent to sell	$15,658	$183	$—	$15,475
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$15,658	$183	$—	$15,475

Total	N/A	$183	$—	N/A

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was minimal in 2021, 2020 and 2019, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2021
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$1,285	$108,240
Greater than 12 months	1,106	20,495
Total	$2,391	$128,735

	December 31, 2020
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$1,884	$73,204
Greater than 12 months	168	7,070
Total	$2,052	$80,274

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Income:
Bonds	$56,168	$80,961	$80,716
Mortgage loans	5,916	7,471	9,738
Contract loans	4,864	8,904	6,982
Derivatives	1,738	782	(1,368)
Other	1,165	601	445
Total investment income	69,851	98,719	96,513
Investment expenses	(2,946)	(3,131)	(2,745)
Net investment income	$66,905	$95,588	$93,768

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The securities received in the program cannot be sod or repledged. As of December 31, 2021 and 2020, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $1.3 and $4.6, respectively.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $39.9 and $14.3 at December 31, 2021 and 2020, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2021 and 2020 are shown below:

	At December 31, 2021	At December 31, 2020
(In Thousands)
Open	$39,929	$10,298
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Securities received	—	—
Total collateral received	$39,929	$10,298

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The Company has not pledged any of its assets as collateral that are not reclassified and separately reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2021 and 2020 are shown below:

	Securities Lending
	Amortized Cost	Fair Value
	(In Thousands)
At December 31, 2021
Open	$—	$—
30 days or less	11,768	11,768
31 to 60 days	4,157	4,157
61 to 90 days	4,900	4,899
91 to 120 days	5,726	5,725
121 to 180 days	7,073	7,073
181 to 365 days	5,825	5,821
1 to 2 years	475	475
2 to 3 years	—	—
Greater than 3 years	5	5
Securities received	—	—
Total collateral reinvested	$39,929	$39,923

At December 31, 2020
Open	$—	$—
30 days or less	9,935	9,935
31 to 60 days	357	357
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	6	6
Securities received	—	—
Total collateral reinvested	$10,298	$10,298

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets

The following table shows assets pledged as collateral or restricted at December 31, 2021:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/ (Decrease)	Total Nonadmitted Restricted		Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**					Total Admitted Restricted
	(In Thousands)
Collateral held under security lending agreements	34,964	—	—	—	34,964	11,556	23,408	—	34,964	1.5	1.5
On deposit with states	4,739	—	—	—	4,739	4,754	(15)	—	4,739	0.2	0.2
Derivative Pledged Collateral	6,153	—	—	—	6,153	26,247	(20,094)	—	6,153	0.3	0.3
Total Restricted Assets	$45,856	$—	$—	$—	$45,856	$42,557	$3,299	$—	$45,856	2.0	2.0

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2020:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Collateral held under security lending agreements	11,556	—	—	—	11,556	64,355	(52,799)	—	11,556	0.4%	0.4%
On deposit with states	4,754	—	—	—	4,754	5,529	(775)	—	4,754	0.2%	0.2%
Derivative Pledged Collateral	26,247	—	—	—	26,247	15,970	10,277	—	26,247	0.9%	0.9%
Total restricted assets	$42,557	$—	$—	$—	$42,557	$85,854	$(43,297)	$—	$42,557	1.5%	1.5

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2021:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
General Account
Reinvested collateral assets owned	39,929	39,924	2.41%	2.46%
Total collateral Assets	$39,929	$39,924	2.41%	2.46%
*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.

	1	2
	Amount	% of Liability to Total Liabilities
	(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*	$39,929	3.36%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2020:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
General Account
Cash, Cash Equivalents and Short-Term Investments	$1,080	$1,080	0.05%	0.05%
Reinvested collateral assets owned	10,298	10,298	0.47%	0.48%
Total collateral assets	$11,378	$11,378	0.52%	0.53%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

The Company has not received collateral reflected as assets in the separate account.

		Amount	% of Liability to Total Liabilities*
		(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*		$11,378	0.60%
Recognized Obligation to Return Collateral Asset (Separate Account)**		$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring
The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and /or reduction of accrued interest. The Company considers the amount, timing and extent of the concession grated in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2021, the Company held one commercial mortgage Loan. For the year ended December 31, 2020, the Company held no commercial mortgage loans.

For the years ended December 31, 2021 and 2020, the Company’s total recorded investment in troubled debt restructurings was $4.9, and $0.0, respectively. The Company has no realized losses related to these investments in 2021, 2020, and 2019.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

4.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

		As of December 31, 2021	As of December 31, 2020
Collateral Type:		(In Thousands)
Cash
	Held - OTC Contracts	$—	$1,080
	Pledged- Cleared Contracts	20	33

Securities
	Delivered	6,153	$26,247

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the balance sheets, at December 31, 2021 and 2020:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2021
Derivative contracts:
Credit contracts	$1,805	$(19)	$(19)
Equity contracts	$18,063		$53
Foreign exchange contracts	$18,574	$(753)	$46
Interest rate contracts	$17,000	$169	$169
Total derivatives	$55,442	$(603)	$249

December 31, 2020
Derivative contracts:
Credit contracts	$1,805	$(33)	$(33)
Equity contracts	121,186	1,980	1,772
Foreign exchange contracts	22,119	(1,705)	(1,046)
Interest rate contracts	158,000	(2,394)	(2,394)
Total derivatives	$303,110	$(2,152)	$(1,701)

The Company does not have any derivative contracts with financing premiums.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

5.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $57.3 and $65.2 and an aggregate fair value of $61.5 and $68.2 at December 31, 2021 and 2020, respectively. Those holdings amounted to 4.6% and 3.9% of the Company’s investments in bonds at December 31, 2021 and 2020, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $17.5 and $29.2 with an aggregate fair value of $21.1 and $34.5 at December 31, 2021 and 2020, respectively. The carrying value of these holdings amounted to 1.4% and 1.8% of the Company’s investment in bonds at December 31, 2021 and 2020, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitor these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2021		2020
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$25,623	20.6%	$39,117	20.7%
50% - 60%	48,985	39.5%	54,293	28.8%
60% - 70%	49,555	39.9%	92,478	49.1%
70% - 80%	—	—%	2,561	1.4%
Total	$124,163	100.0%	$188,448	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$101,595	81.7%	$169,172	89.8%
1.25x to 1.5x	4,792	3.9%	5,807	3.1%
1.0x to 1.25x	12,479	10.1%	13,470	7.1%
Less than 1.0x	5,297	4.3%	—	—%
Total	$124,163	100.0%	$188,448	100.0%

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2021		As of December 31, 2020
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$52,155	42.0%	$69,648	37.0%
Hotel/Motel	4,936	4.0%	4,938	2.6%
Industrial	19,596	15.8%	26,693	14.2%
Office	11,526	9.3%	20,542	10.9%
Other	5,779	4.7%	5,989	3.2%
Retail	30,171	24.2%	60,639	32.1%
Total	$124,163	100.0%	$188,448	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2021		As of December 31, 2020
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$52,868	42.6%	$65,953	35.0%
South Atlantic	31,180	25.1%	53,753	28.5%
East North Central	12,655	10.2%	32,532	17.2%
Middle Atlantic	4,900	3.9%	4,900	2.6%
Mountain	17,768	14.3%	25,741	13.7%
West North Central	4,792	3.9%	5,569	3.0%
Total	$124,163	100.0%	$188,448	100.0%

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2021	2020
	(In Thousands)
2020	5,749	5,901
2019	—	12,713
2018	25,102	25,222
2017	15,561	32,342
2016	27,026	27,818
2015 and prior	50,725	84,452
Total	$124,163	$188,448

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

6.    Reserves
At December 31, 2021 and 2020, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
December 31, 2021	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	581,542	581,542	67.8
Total with market value adjustment or at fair value	—	—	581,542	581,542	67.8
At book value without adjustment (minimal or no charge or adjustment)	132,581	—	—	132,581	15.5
Not subject to discretionary withdrawal	143,478	—	194	143,672	16.7
Total gross individual annuities reserves	276,059	—	581,736	857,795	100.0%
Less reinsurance ceded	178,911	—	—	178,911
Total net individual annuities reserves	$97,148	$—	$581,736	$678,884
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	—
Not subject to discretionary withdrawal	1,468	—	—	1,468	100.0
Total gross group annuities reserves	1,468	—	—	1,468	100.0%
Less reinsurance ceded	—	—	—	—
Total net group annuities reserves	$1,468	$—	$—	$1,468
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
	(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	39,201	—	—	39,201	62.5
Not subject to discretionary withdrawal	23,502	—	—	23,502	37.5
Total gross deposit-type annuity reserves	62,703	—	—	62,703	100.0%
Less reinsurance ceded	4,649	—	—	4,649
Total net deposit-type contract reserves	$58,054	$—	$—	$58,054
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
December 31, 2020	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	2,290	—	—	2,290	0.3
At fair value	—	—	594,598	594,598	70.2
Total with market value adjustment or at fair value	2,290	—	594,598	596,888	70.5
At book value without adjustment (minimal or no charge or adjustment)	138,280	—	—	138,280	16.3
Not subject to discretionary withdrawal	111,221	—	260	111,481	13.2
Total gross individual annuities reserves	251,791	—	594,858	846,649	100.0%
Less reinsurance ceded	—	—	—	—
Total net individual annuities reserves	$251,791	$—	$594,858	$846,649
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
December 31, 2020	(In Thousands)
Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	—
Not subject to discretionary withdrawal	1,506	—	—	1,506	100.0
Total gross group annuities reserves	1,506	—	—	1,506	100.0%
Less reinsurance ceded	—	—	—	—
Total net group annuities reserves	$1,506	$—	$—	$1,506
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	45,902	—	—	45,902	48.1
Not subject to discretionary withdrawal	49,615	—	—	49,615	51.9
Total gross deposit-type annuity reserves	95,517	—	—	95,517	100.0%
Less reinsurance ceded	—	—	—	—
Total net deposit-type contract reserves	$95,517	$—	$—	$95,517
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2021 and 2020, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2021
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$37,276	$106,440
Universal Life	646,717	642,108	655,805
Universal Life with Secondary Guarantees	147,134	126,343	477,488
Indexed Universal Life	21,909	17,996	18,528
Indexed Universal Life with Secondary Guarantees	5,983	5,135	11,260
Other Permanent Cash Value Life Insurance	106,348	198,224	223,556
Variable Life	2,955	2,955	2,955
Variable Universal Life	5,047	5,040	4,715
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	$985,335
Accidental Death Benefits	XXX	XXX	90
Disability- Active Lives	XXX	XXX	4,959
Disability- Disabled Lives	XXX	XXX	16,173
Miscellaneous Reserves	XXX	XXX	260,894
Total gross life insurance reserves	936,093	1,035,077	2,768,198
Less reinsurance ceded	465,087	473,400	1,884,728
Total net general account life insurance reserves	$471,006	$561,677	$883,470

Separate Account with Guarantees
Total net separate account with guarantees life insurance reserves	$—	$—	$—

Separate Account with Nonguaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Life	$18,558	$18,558	$18,558
Variable Universal Life	37,578	37,563	37,627
Total gross life insurance reserves	56,136	56,121	56,185
Total net separate account with nonguaranteed life insurance reserves	$56,136	$56,121	$56,185

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2020
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$17,146	$97,559
Universal Life	670,333	659,788	674,539
Universal Life with Secondary Guarantees	149,842	124,789	469,120
Indexed Universal Life	17,648	13,230	13,629
Indexed Universal Life with Secondary Guarantees	5,273	4,349	10,089
Other Permanent Cash Value Life Insurance	105,984	203,203	229,639
Variable Life	2,900	2,900	2,900
Variable Universal Life	4,832	4,825	4,487
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	998,701
Accidental Death Benefits	XXX	XXX	100
Disability- Active Lives	XXX	XXX	4,996
Disability- Disabled Lives	XXX	XXX	17,829
Miscellaneous Reserves	XXX	XXX	204,377
Total gross life insurance reserves	956,812	1,030,230	2,727,965
Less reinsurance ceded	139,447	130,930	1,490,499
Total net general account life insurance reserves	$817,365	$899,300	$1,237,466

Separate Account with Guarantees
Total net separate account with guarantees life insurance reserves	$—	$—	$—

Separate Account with Nonguaranteed
Variable Life	16,762	16,762	16,762
Variable Universal Life	34,116	34,095	34,167
Total gross life insurance reserves	50,878	50,857	50,929
Total net separate account with nonguaranteed life insurance reserves	$50,878	$50,857	$50,929

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2021 and 2020 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2021
Ordinary new business	$69	$9
Ordinary renewal	(12,639)	(11,531)
Group Life	700	688
Totals	$(11,870)	$(10,834)

December 31, 2020
Ordinary new business	$35	$4
Ordinary renewal	(3,839)	(532)
Group Life	877	862
Totals	$(2,927)	$334

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

7.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

Non-Guaranteed Separate Accounts
(In Thousands)
December 31, 2021
Premium, consideration or deposits for the year	$2,602
Reserves for separate accounts with assets at:
Fair value	$637,921
Amortized cost	—
Total reserves	$637,921
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—
At fair value	637,727
Subtotal	637,727
Not subject to discretionary withdrawal	194
Total separate account aggregate reserves	$637,921

December 31, 2020
Premium, consideration or deposits for the year	$2,822
Reserves for separate accounts with assets at:
Fair value	$645,787
Amortized cost	—
Total reserves	$645,787
Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—
At fair value	645,527
Subtotal	645,527
Not subject to discretionary withdrawal	260
Total separate account aggregate reserves	$645,787

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2021 and 2020, the Company

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

reported assets and liabilities from Individual Annuity and Individual Life product lines in separate accounts.

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2021
Individual Annuity	$582,464	$—
Individual Life	55,806	—
Total	$638,270	$—

December 31, 2020
Individual Annuity	$596,295	$—
Individual Life	50,166	—
Total	$646,461	$—

As of December 31, 2021 and 2020 separate account assets for products registered with the SEC totaled $638.3 and $646.5, respectively.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2021	$3,802
2020	4,125
2019	4,532
2018	5,005
2017	5,468

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2021	$8
2020	76
2019	66
2018	39
2017	4
The Company does not engage in securities lending transactions within its separate accounts.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Transfers as Reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$2,603	$2,822	$2,077
Transfers from separate accounts	(91,108)	(78,002)	(91,317)
Transfers as reported in the Statements of Operations	$(88,504)	$(75,180)	$(89,240)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of bonds, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2021 and 2020 was $638.3 and $646, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

8.    Federal Income Taxes
The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provides that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Midwestern United Life Insurance Company *	Voya Special Investments, Inc.
Pen-Cal Administrators, Inc.	Voya Financial Advisors, Inc.
Rancho Mountain Properties, Inc.	Voya Financial Holdings I, LLC
ReliaStar Life Insurance Company	Voya Financial Holdings II, LLC
ReliaStar Life Insurance Company of New York	Voya Financial, Inc.
Roaring River, LLC **	Voya Holdings Inc.
Roaring River II, Inc. *	Voya Institutional Trust Company
Roaring River IV, LLC **	Voya Insurance Solutions, Inc.
Security Life Assignment Corp.	Voya International Nominee Holdings, Inc.
Security Life of Denver Insurance Company *	Voya Investment Trust Company
Security Life of Denver International Limited *	Voya Payroll Management, Inc.
SLD America Equities, Inc. *	Voya Retirement Insurance and Annuity Company
SLDI Georgia Holdings, Inc.

*Former affiliate included in the 2020 consolidated federal income tax return
** Dissolved on December 27, 2021

Under the intercompany tax sharing agreement, the Company has a (payable)/receivable of $(5.5) at December 31, 2021 and $(7.2) at December 31, 2020 to Voya Financial, Inc., an affiliate, for federal income taxes.
Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2021	2020	2019
	(In Thousands)
Federal tax expense (benefit) on operations	$(22,031)	$3,690	$9,915
Federal tax expense (benefit) on capital gains	11,483	(2,863)	(4,191)
Total current tax expense (benefit) incurred	$(10,548)	$827	$5,724

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2021 and 2020 are as follows:

	12/31/2021			12/31/2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$64,426	$689	$65,115	$117,222	$1,574	$118,796	$(52,796)	$(885)	$(53,681)
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	64,426	689	65,115	117,222	1,574	118,796	(52,796)	(885)	(53,681)
Deferred Tax Assets Nonadmitted	37,526	—	37,526	75,371	—	75,371	(37,845)	—	(37,845)
Admitted Adjusted Gross DTAs	26,900	689	27,589	41,851	1,574	43,425	(14,951)	(885)	(15,836)
Gross Deferred tax liabilities	8,487	689	9,176	10,186	1,574	11,760	(1,699)	(885)	(2,584)
Net Admitted Adjusted Gross DTAs	$18,413	$—	$18,413	$31,665	$—	$31,665	$(13,252)	$—	$(13,252)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2021 and 2020 are as follows:

		12/31/21			12/31/20			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	18,413	—	18,413	31,665	—	31,665	(13,252)	—	(13,252)
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	17,724	689	18,413	79,041	1,574	80,615	(61,317)	(885)	(62,202)
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	62,194	XXX	XXX	31,665	XXX	XXX	30,529
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	8,487	689	9,176	10,186	1,574	11,760	(1,699)	(885)	(2,584)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$26,900	$689	$27,589	$41,851	$1,574	$43,425	$(14,951)	$(885)	$(15,836)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2021	2020
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	1,836.83%	837.40%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$417,127	$213,863

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/21		12/31/20		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$64,426	$689	117,222	$1,574	$(52,796)	$(885)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$26,900	$689	41,850	1,574	$(14,950)	$(885)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2021	12/31/2020	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$82	$59	$23
Unearned premium reserve	1	1	—
Policyholder reserves	44,400	81,164	(36,764)
Investments	6,969	17,738	(10,769)
Deferred acquisition costs	10,769	16,660	(5,891)
Policyholder dividends accrual	260	279	(19)
Pension accrual	62	98	(36)
Receivables - nonadmitted	218	339	(121)
Net Operating loss carry-forward	—	251	(251)
Tax credit carry-forward	21	295	(274)
Other (including items <5% of total ordinary tax assets)	1,646	337	1,309
Subtotal	64,426	117,221	(52,793)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	37,526	75,371	(37,845)
Admitted ordinary deferred tax assets	$26,900	$41,850	$(14,948)
Capital:
Investments	$689	$1,574	$(885)
Admitted capital deferred tax assets	$689	$1,574	$(885)
Admitted deferred tax assets	$27,589	$43,424	$(15,835)

Deferred Tax Liabilities
Ordinary:
Investments	$55	$63	$(8)
Deferred and uncollected premiums	849	1,643	(794)
Policyholder reserves	4,795	6,117	(1,322)
Other (including items <5% of total ordinary tax liabilities)	3	1	2
Subtotal	$5,702	$7,824	$(2,122)
Capital:
Investments	$3,474	$3,936	$(462)
Total deferred tax liabilities	$9,176	$11,760	$(2,584)

Net deferred tax assets/liabilities	$18,413	$31,664	$(13,251)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2021 and 2020, the Company had no valuation allowances.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are as follows:

		Year Ended December 31
		2021		2020		2019
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary (loss) income		$84,956		$(18,158)		$41,509
Capital (losses) gains		13,821		(125)		(22,212)
Total pretax (loss) income		98,777		(18,283)		19,297
Expected tax (benefit) expense at 21% statutory rate		20,743	21.0%	(3,840)	21.0%	4,052	21.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(108)	(0.1)%	(359)	2.0%	(420)	(2.2)%
b.	Interest maintenance reserve	761	0.8%	1,371	(7.5)%	(59)	(0.3)%
c.	Reinsurance	19,870	20.1%	(606)	3.3%	(605)	(3.1)%
d.	Tax credits	(66)	(0.1)%	—	—%	—	—%
e	Other	127	0.1%	(3,572)	19.5%	(160)	(0.8)%
Total income tax reported		$41,327	41.8%	$(7,005)	38.3%	$2,808	14.6%

Current income taxes incurred		(10,548)	(10.7)%	827	(4.5)%	5,724	29.7%
Change in deferred income tax*		51,875	52.5%	(7,832)	42.8%	(2,916)	(15.1)%
Total income tax reported		$41,327	41.8%	$(7,005)	38.3%	$2,808	14.6%
* Excluding tax on unrealized gains (losses) and other surplus items

As of December 31, 2021, there is no net operating loss carryforward and the Company's tax credit carryforward originated and expires as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Credit	2013	2033	$21

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2021, 2020 and 2019.

There were no deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2021 and 2020.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company has no unrecognized tax liability as of December 31, 2021 and 2020.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company’s transferable state tax credit assets at December 31, 2021 and 2020 are as follows:

Method of Estimating Utilization of Remaining Transferable State Tax Credit	State	Carrying Value	Unused Credit Remaining
		(In Thousands)
December 31, 2021
None

December 31, 2020
Fixed credit at time of purchase	AL	$4	$—
Total State Tax Credits		$4	$—

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premiums taking into account policy growth and rate changes, projecting future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable tax credits.

The Company does not have any non-transferable or non-admitted tax credits as of December 31, 2021, 2020 and 2019.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheets and statements of operations, respectively. The Company had no accrued interest or penalties as of December 31, 2021, 2020 and 2019.

For the tax years 2019 through 2021, the Company participated in the Internal Revenue Service ("IRS") Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the 2019 and 2020 tax years, the Company was in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the Bridge phase, the IRS did not conduct any review or provide any letters of assurance for those tax years.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

9.    Reinsurance
The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

The company is not relieved of its primary obligation to the policyholder in a reinsurance transaction.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2021	2020	2019
	(In Thousands)
Premiums	$1,186,974	$124,875	$124,989
Benefits paid or provided	$330,789	129,163	132,487
Policy and contract liabilities at year end	$2,215,868	1,523,084	1,495,885

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

There were no assumed premiums in 2021, 2020 and 2019.

The amount of reinsurance credits taken for new agreements executed since January 1, 2021 which include policies or contracts that were in force or which had existing reserves established by the Company, were $674.5.

The Company estimates that an aggregate reduction in surplus of $180.0 would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2021. The amount estimated as of December 31, 2020 and 2019 was $148.6 and $149.1, respectively.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

10.    Capital and Surplus
Under New York insurance regulations, the Company is required to maintain a minimum total capital and surplus of $0.5.

The Company is permitted to pay a dividend to its parent, ReliaStar, without prior insurance regulatory approval, in any calendar year based on either of two standards.
1.Dividends paid out of earned surplus - (defined as positive “unassigned funds (surplus)” excluding 85% of the change in net unrealized capital gains or losses (less capital gains tax), for the immediately preceding calendar year), in an amount up to the greater of:
a.10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or
b.its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not to exceed 30% of surplus to policyholders as of the end of the immediately preceding calendar year.

In addition, under this standard, the Company may not, without prior insurance regulatory approval, pay any dividends in any calendar year immediately following a calendar year for which its net gain from operations, excluding realized capital gains, was negative.
2.Dividends paid out of other than earned surplus - the lesser of:
a.10% of its surplus to policyholders as of the end of the immediately preceding calendar year, or
b.its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains).

In addition, the Company will be permitted to pay a dividend to ReliaStar in excess of the amounts allowed under both standards only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent either approves the distribution of the dividend or does not disapprove the dividend within 30 days of its filing.

The Company did not pay dividends to ReliaStar during 2021, 2020 or 2019.

Life and health insurance companies are subject to certain risk-based capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

11.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2021.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100R, Fair Value ("SSAP No. 100R"). Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

Fair values for actively traded marketable bonds are determined based upon quoted market prices and are classified as Level 1 assets. Corporate bonds, ABS, U.S. agency bonds, and foreign securities use observable pricing method such as matrix pricing, market corroborated pricing or inputs such as yield curves and indices. These investments are classified as Level 2. All other bonds are classified as level 2 or 3.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 1.12% and 8.39% over the total portfolio. The Company's statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

Assets held in separate accounts: Assets held in separate accounts, are reported at the quoted fair values of the underlying investments in the separate account. The underlying investments include mutual funds, short-term investments and cash, the valuation of which are based upon quoted market prices.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of amortized cost or market.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, S&P 500 Index prices, Secured Overnight Financing Rate ("SOFR") and Overnight Index Swap Rates ("OIS"). For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Derivatives which qualify for hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Bonds and other invested assets: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Privately placed bonds' fair value are determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company's Level 3 fair value measurements of its bonds are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

Preferred and common stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred and common stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash equivalents and short-term investments: The fair values for cash equivalents and short-term investments are generally determined based on most quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the balance sheets), which is determined using the Company’s derivative

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, S&P 500 Index prices, SOFR, and OIS, which are obtained from third party sources and uploaded into the system. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Mortgage loans: The fair values for mortgage loans are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans are classified as Level 3.

Contract loans: The fair value of contract loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 2.

For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2021:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$1,377,329	$1,238,596	$22,637	$1,307,026	$47,666
Preferred stock	5,467	5,369	490	563	4,415
Common stock	2,038	2,038	1,243	—	795
Mortgage loans	132,397	124,163	—	—	132,397
Contract loans	66,592	66,592	—	66,592	—
Other invested assets	1,138	1,155	—	1,138	—
Derivatives
Equity contracts	53	—	53	—	—
Foreign exchange contracts	172	82	—	172	—
Interest rate contracts	171	171	—	171	—
Separate account assets	638,269	638,269	638,269	—	—
Total Assets	$2,223,626	$2,076,435	$662,692	$1,375,662	$185,273

Liabilities:
Deposit type contracts	$41,583	$41,583	$—	$41,583	$—
Supplementary contracts and immediate annuities	19,132	16,472	—	—	19,132
Derivatives
Credit contracts	19	19	—	19	—
Foreign exchange contracts	125	835	—	125	—
Interest rate contracts	2	2	—	2	—
Total Liabilities	$60,861	$58,911	$—	$41,729	$19,132
The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2021.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
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(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2020:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$1,944,339	$1,657,365	$53,340	$1,825,706	$65,293
Preferred stock	4,414	3,634	—	580	3,834
Common stock	1,679	1,679	—	—	1,679
Mortgage loans	202,795	188,448	—	—	202,795
Contract loans	95,236	95,236	—	95,236	—
Cash equivalents and short-term investments	732	692	—	732	—
Derivatives
Equity contracts	5,251	5,251	—	4,355	896
Foreign exchange contracts	80	32	—	80	—
Interest rate contracts	77	77	—	77	—
Separate account assets	646,461	646,461	646,461	—	—
Total Assets	$2,901,064	$2,598,875	$699,801	$1,926,766	$274,497

Liabilities:
Deposit type contracts	$50,643	$50,643	$—	$50,643	$—
Supplementary contracts and immediate annuities	21,625	19,078	—	—	21,625
Derivatives
Credit contracts	33	33	—	33	—
Equity contracts	3,479	3,271	208	3,271	—
Foreign exchange contracts	1,126	1,737	—	1,126	—
Interest rate contracts	2,471	2,471	—	2,471	—
Total Liabilities	$79,377	$77,233	$208	$57,544	$21,625

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2020.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Residential mortgage-backed	$—	$1	$—	$1
Preferred stock	490	—	2,007	2,497
Common stock	1,243	—	795	2,038
Derivatives
Interest rate contracts	—	171	—	171
Separate account assets	638,269	—	—	638,269
Total assets	$640,002	$172	$2,802	$642,976

Liabilities:
Deposit type contracts	$—	$41,583	$—	$41,583
Derivatives
Credit contracts	—	19	—	19
Interest rate contracts	—	2	—	2
Total liabilities	$—	$41,604	$—	$41,604

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Common stock	$—	—	$1,679	$1,679
Derivatives
Equity contracts	—	4,355	896	5,251
Interest rate contracts	—	77	—	77
Separate account assets	646,461	—	—	646,461
Total assets	$646,461	$4,432	$2,575	$653,468

Liabilities:
Deposit type contracts	$—	$50,643	$—	$50,643
Derivatives
Credit contracts	—	33	—	33
Equity contracts	—	3,271	—	3,271
Foreign exchange contracts	—	38	—	38
Interest rate contracts	—	2,471	—	2,471
Total liabilities	$—	$56,456	$—	$56,456

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2021:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Preferred Stock	$—	$1,400	$—	$—	$607	$—	$—	$—	$—	$2,007
Common Stock	1,679	—	—	—	578	928	—	(2,144)	(246,257.22)	795
Derivatives
Equity contracts	896	—	—	557	(587)	—	—	(866)	—	—
Total	$2,575	$1,400	$—	$557	$598	$928	$—	$(3,010)	$(246)	$2,802

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
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(Dollar amounts in millions, unless otherwise stated)

Transfers into or out of Level 3 during the year ended December 31, 2021 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2020:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Bonds
Common Stock	$1,397	$—	$—	$—	$80	$326	$—	$—	$(124)	$1,679
Derivatives
Equity contracts	492	—	—	1	320	291	—	(208)	—	896
Total	$1,889	$—	$—	$1	$400	$617	$—	$(208)	$(124)	$2,575

There were no transfers into or out of Level 3 during the year ended December 31, 2020. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

12.    Commitments and Contingencies
Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in these cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred rent expense of $0.0, $0.2 and $0.1 during years ended December 31, 2021, 2020 and 2019, respectively under this cost sharing methodology.

Legal Proceedings - The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Some claims are asserted as class actions, purporting to represent a group of similarly situated individuals.

In addition, the life insurance industry has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits or arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits or arbitrations will not have a material adverse effect on the Company's operations or financial position.

Regulatory Matters - As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgage loans of $0 and $2.0 at December 31, 2021 and 2020, respectively. The Company is also

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

committed to provide additional capital contributions to partnerships of $0.2 and $0.2 at December 31, 2021 and 2020, respectively.
Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders, and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

13.    Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires February 21, 2023, the Company and Voya Financial, Inc. can borrow up to 5% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2021, 2020 and 2019 and received no interest income.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2021 and 2020 the Company had no outstanding receivable or outstanding payable from Voya Financial, Inc. under the terms of a reciprocal loan agreement between the Company and Voya Financial, Inc.

14.    Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. Balances due to/from affiliates are settled monthly. The Company's material related party agreements are detailed below:

Services Agreements: The Company has entered into a services agreement with each of its affiliated insurers, Voya Services Company ("VSC") and Voya Financial Partners, LLC ("VFP"), whereby the affiliated insurers, VSC, and VFP, provide certain administrative, management, professional, advisory, consulting and other services to the Company. For years ended December 31, 2021, 2020 and 2019, expenses related to the agreements were incurred in the amount of $27.4, $38.2 and $32.8, respectively.

Tax Sharing Agreements: See Note 8 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

15.    Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2021	2020
	(In Thousands)
Balance at January 1	$26,450	$19,730
Less reinsurance recoverables	631	640
Net balance at January 1	25,819	19,090

Incurred related to:
Current year	49,928	50,341
Prior years	(11,078)	5,731
Total incurred	38,850	56,072

Paid related to:
Current year	31,042	33,775
Prior years	11,952	15,568
Total paid	42,994	49,343

Net balance at December 31	21,675	25,819
Plus reinsurance recoverables	673	631
Balance at December 31	$22,348	$26,450

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in Accident and health reserves and Policy and contract claims on the balance sheets.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

16.    Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of net group life premiums written by the Company that was subject to retrospective rating features was $0.9, $2.0 and $2.2 for December 31, 2021, 2020 and 2019, respectively. This represented 10.1%, 22.4% and 23.8% of the total net group life premium written for December 31, 2021, 2020 and 2019, respectively. The amount of net group health premiums written by the Company that was subject to retrospective rating features was minimal for December 31, 2021, 2020 and 2019. This represented less than 1.0% of the total net group health premium in all three periods. No other net premiums written by the Company are subject to retrospective rating features.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements – Statutory Basis
December 31, 2021
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

17.    Subsequent Events
The Company has evaluated all events occurring after December 31, 2021 through March 28, 2022, the date the financial statements were available to be issued, to determine whether any event required recognition or disclosure in the statutory-basis financial statements. No other material subsequent events were noted other than those already disclosed.

On March, 18, 2022, the Company declared an ordinary dividend in the amount of $10.75, to be paid to ReliaStar.